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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21569

                          Pioneer Ibbotson Asset Allocation Series
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31


Date of reporting period:  August 1, 2008 through July 31, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.




                                    [IMAGE]



Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
Annual Report | July 31, 2008
--------------------------------------------------------------------------------


Ticker Symbols:

                             Conservative    Moderate      Growth     Aggressive
                              Allocation    Allocation   Allocation   Allocation
Class                            Fund          Fund         Fund         Fund
-----                            ----          ----         ----         ----
 A                               PIAVX         PIALX        GRAAX       PIAAX
 B                               PIBVX         PIBLX        GRABX       IALBX
 C                               PICVX         PIDCX        GRACX       IALCX
 Y                               IBBCX         IMOYX        IBGYX       IBAYX


[LOGO] Pioneer
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                                          2

Market Overview and Outlook                                                    4

Comparing Ongoing Fund Expenses                                                8

Portfolio Reviews                                                             16

Prices and Distributions                                                      18

Portfolio Summary & Performance Update                                        20

Schedule of Investments                                                       40

Financial Statements                                                          44

Notes to Financial Statements                                                 66

Report of Independent Registered Public Accounting Firm                       73

Approval of Investment Advisory Agreement                                     83

Trustees, Officers and Service Providers                                      99


         Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    1

President's Letter

Dear Shareowner,

Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing economy.

After an extended period of steady economic growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Investors in subprime mortgages were forced to mark down the value of their assets, imperiling leveraged balance sheets. The ensuing credit crunch forced central banks in the United States and Europe to assume the role of "lender of last resort" to keep credit markets functioning. Conditions worsened in the first quarter of 2008, as falling prices, margin calls and deleveraging continued and the auction-rate preferred market seized up. By then, recession talk was widespread as concern grew that falling home prices, rising unemployment, and disruptions in financial markets posed a significant threat to economic growth. In the second quarter of 2008, oil prices increased from roughly $100 to nearly $150, and commodities nearly pushed real estate to second place in the "wall of worry" confronting investors.

Markets reacted poorly to these developments. Treasury bond prices rose as the market underwent a classic "flight to quality" during the period, leading up to the near failure of Bear Stearns, but almost have returned to start-of-year levels. Fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widened dramatically, and stock markets fell.

In the 12-month period ending July 31, 2008, the Dow Jones Industrial Average fell 12%, the Standard & Poor's 500 Index fell 11% and the NASDAQ Composite Index fell 9%. The MSCI EAFE Developed Market Index of international stock markets fell 12%, and the MSCI Emerging Markets Index fell 4% during the same period. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 6% over the 12-month period, while the U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, fell 1% as the price declines associated with widening of credit spreads more than offset the lower-quality bonds' higher-coupon income.


2    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

While markets have been volatile, economic fundamentals may have turned the corner. Economic growth bottomed in the fourth quarter of 2007 and has accelerated in each of the first two quarters of 2008. Oil prices have fallen more than 10% from their mid-July peak, and many other commodity prices have softened. Home sales are showing signs of recovering. A recession, although unlikely given strong export markets and relatively low inventory levels in the economy, still is a possibility, given the weakened financial state of the U.S. consumer and the difficulty obtaining credit throughout the United States. Regardless of the exact outcome, we expect growth overall to be muted. On the other hand, the cheap U.S. dollar and substantial fiscal and monetary stimulus are potent supports for the economy. Markets remain volatile, and falling risk tolerances and deleveraging may depress asset prices in the short term, but equity and corporate bond valuations look attractive over a longer time horizon.

Sudden swings in the markets are always to be expected, but they are difficult to time. Maintaining a long-term time horizon, being diversified, and paying attention to asset allocation are important investment principles. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective and to adhere to a strategic plan rather than letting emotions drive investment decisions.

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.


Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


         Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    3

Market Overview and Outlook | 7/31/08

In the following interview, portfolio manager Peng Chen, Chief Investment Officer for Ibbotson Associates, discusses the market environment and investment strategies that applied to the Portfolios in Pioneer Ibbotson Asset Allocation Series for the fiscal year ended July 31, 2008.

Q Could you characterize the economic and market backdrop during the 12 months ended July 31, 2008?

A The subprime mortgage crisis caused significant volatility across global markets as the period opened. Credit tightened and liquidity disappeared as investors sought to protect themselves against risks that were difficult to evaluate. Ultimately, the risk aversion led to a flight to quality, which was most strongly evidenced by high demand for U.S. Treasury securities during the period. The bond markets began to price in Federal Reserve easing of short-term rates, causing rates to fall and the yield curve to steepen significantly. (The yield curve depicts the relationship between bond prices and varying maturities.) In September, October and December of 2007, the Fed lowered the benchmark short-term rate in total by one percentage point to 4.25%.

   Entering 2008, the U.S. economy appeared to be on the brink of recession, driven by a deep correction in housing. Fallout from the subprime mortgage crisis was ongoing, and for most of the first quarter of 2008, the markets saw a continued flight to quality that benefited U.S. Treasury securities at the expense of most other asset classes. In mid-March, the near collapse of Bear Stearns, a leading investment bank, led the Fed to take decisive actions to restore liquidity to the financial system, including the opening up of its discount window to investment banks. This event marked something of a turning point, as market participants began to focus on fundamentals again rather than almost exclusively on risk avoidance. As a result, interest rates rose on the Treasury yield curve, stocks stabilized to a degree and credit-oriented sectors outperformed, as exemplified by high-yield bond returns in the 4% range for April. Between January 22 and April 30, the Fed lowered its benchmark interest rate four times, dropping the Fed funds rate another two and one-quarter percentage points to its current 2.00%.

   Late in the period, an alarming rise in the price of oil reawakened inflation fears at a time when the economy was listless. The spike in oil was accompanied by the Fed signaling an end to its campaign of rate easing with its April 30 rate cut, leading to a renewed flight to quality.

   Interest rates ended the period lower. Since a bond's price moves in the opposite direction of its yield, this meant that bond prices generally rose


4    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08
   over the period. While rates fell to a more modest degree on longer maturities, prices of these issues benefited from their greater interest rate sensitivity. The overall bond market returned 6.15% for the 12 months as gauged by the Lehman Brothers Aggregate Bond Index, with higher quality sectors providing the best performance. The U.S. equity market in aggregate provided poor returns for the same period as reflected in the S&P 500 return of -11.09%, with large-cap and value-oriented stocks lagging small-cap and growth. International equities fell along with the domestic stock market, with the MSCI EAFE Index returning -11.73% for the 12 months ended July 31, 2008.

Q What were the strategic considerations that you applied to the four Portfolios in allocating assets during the period?

A For each Portfolio, assets were invested during the period in keeping with their broad asset allocation and specific mutual fund targets. In addition, we have implemented several tactical shifts across all the Portfolios.

   Within the equity portion of each Portfolio, as we entered the period, the Portfolios continued to overweight U.S. large-capitalization stocks relative to U.S. small-cap stocks. An important consideration in maintaining this weighting was our view that large caps had the potential to outperform as the market anticipated a recession, as large-cap stocks have often been more resilient under that scenario. In addition, the tight credit environment at the beginning of the period seemed to favor large, cash-rich companies. Late in the period, with a recession for all intents and purposes underway, the Portfolios began to add small-cap exposure and move to a neutral posture as small caps are often the first to look ahead to the prospect of economic recovery. While the weighting toward large caps was positive for performance early in the period, the advantage was trimmed late in the period as the segment suffered in the wake of the oil price spike.

   Late in the period, we introduced a gradual overweighting of equities, as we viewed valuations as attractive, especially in relation to Treasury yields. In addition, the overall stock market can be expected at some point to look ahead to economic recovery.

   Within the bond portion of each Portfolio, the Portfolios initially underweighted long-term bonds, with the difference allocated to shorter-term fixed-income alternatives. The weighting was designed to limit volatility but constrained performance as longer-term issues benefited most from the flight to quality and falling interest rates. Toward the middle of the period, the Portfolios phased out this positioning, as a steeper yield curve made long-term rates more attractive on a relative basis.


         Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    5

   The difference in yield offered by high yield bonds versus investment-grade issues was below its long-term average for much of the period, and the Portfolios moved to underweight the high-yield bond offering in favor of equities and investment-grade bonds. While high-yield bonds indeed lagged investment-grade issues as the period progressed, the positive impact of the underweighting was negated as equities overseas encountered weakness and financial stocks dragged down equity returns in the United States, with the exception of energy stocks. In March, high yield differentials reached more attractive levels and the Portfolios moved to a neutral weighting. As a result of our shift toward equities late in the period, fixed-income holdings are currently underweighted in the Portfolios.

   Finally, the Portfolios remained underweight in REITs (Real Estate Investment Trusts) in favor of equities during the period. This modestly constrained performance for the year, as REITs declined less than most other equity categories. We continue to underweight REITs in view of our risk/reward assessment of the asset class. While valuations have retreated from the extremes of the fairly recent past, REITs continue to trade above their long-term valuation averages. In addition, recent press reports of increasing vacancy rates lead us to expect earnings deterioration for the sector.

Q What factors are you watching most closely as you determine strategy for the Portfolios going forward?

A The U.S. economy is at a minimum experiencing a significant slowdown and may be in recession. In addition, the housing market is likely to remain weak for several quarters to come, limiting residential investment and purchases of durable goods such as refrigerators. High energy and food prices are weighing on the consumer as well, and are a primary concern in all major economies. The consensus for growth in industrialized economies outside the United States is for modest but positive growth in 2008.

   The more extreme views of the U.S. economy have it headed into a period of both slow growth and high inflation. We do not, however, believe that a resurgence in inflation is likely, given the impact on wages of international competition and a weak employment market. With respect to growth, exports have become increasingly significant, and we expect U.S. firms to continue to take advantage of the weak dollar to find new customers abroad.

   Going forward, we will continue to monitor economic indicators and interest rates to evaluate whether we need to adjust the views underlying our strategic allocations.

The Fund's performance depends on the adviser's skill in determining the strategic asset class allocations, the mix of underlying Pioneer funds, as well as the performance of those underlying funds. The underlying funds' performance may


6    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08
be lower than the performance of the asset class that they were selected to represent. Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments. International markets may be less liquid and can be more volatile than U.S. markets. These risk factors, including those associated with currency exchange rates, also apply to investments in international markets, all of which make international markets more volatile and less liquid than investments in domestic markets. Some of the underlying funds can invest in either high-yield securities or small/emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more-established companies, respectively. Before making an investment in any portfolio, you should consider all the risks associated with it.

Please see the Portfolio Reviews beginning on page 16 for information on specific weightings and performance for each of the four portfolios in the Pioneer Ibbotson Asset Allocation Series.

Any information in this shareowner report regarding market or economic trends or the factors influencing each portfolios' historical or future performance are statements of the opinion of the portfolio's management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


         Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    7

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Conservative Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on actual returns from February 1, 2008 through July 31, 2008.


-------------------------------------------------------------------------------------
 Share Class                    A               B               C               Y
-------------------------------------------------------------------------------------
 Beginning Account          $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 2/1/08
-------------------------------------------------------------------------------------
 Ending Account Value         $969.45         $966.28         $966.31         $967.74
 (after expenses)
 on 7/31/08
-------------------------------------------------------------------------------------
 Expenses Paid                  $6.81          $11.20          $10.95           $9.00
 During Period*
-------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.39%, 2.29%, 2.24% and 1.84% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 182/366 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.


8    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2008 through July 31, 2008.


-------------------------------------------------------------------------------------
 Share Class                    A               B               C               Y
-------------------------------------------------------------------------------------
 Beginning Account          $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 2/1/08
-------------------------------------------------------------------------------------
 Ending Account Value       $1,017.95       $1,013.48       $1,013.72       $1,015.71
 (after expenses)
 on 7/31/08
-------------------------------------------------------------------------------------
 Expenses Paid                  $6.97          $11.46          $11.22           $9.22
 During Period*
-------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.39%, 2.29%, 2.24% and 1.84% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 182/366 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.


         Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    9

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Moderate Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on actual returns from February 1, 2008 through July 31, 2008.


-------------------------------------------------------------------------------------
 Share Class                    A               B               C               Y
-------------------------------------------------------------------------------------
 Beginning Account          $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 2/1/08
-------------------------------------------------------------------------------------
 Ending Account Value         $952.74         $948.09         $949.23         $954.58
 (after expenses)
 on 7/31/08
-------------------------------------------------------------------------------------
 Expenses Paid                  $6.70          $10.85          $10.27           $4.86
 During Period*
-------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.38%, 2.24%, 2.12% and 1.00% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 182/366 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.


10    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2008 through July 31, 2008.

-------------------------------------------------------------------------------------
 Share Class                    A               B               C               Y
-------------------------------------------------------------------------------------
 Beginning Account          $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 7/31/08
-------------------------------------------------------------------------------------
 Ending Account Value       $1,018.00       $1,013.72       $1,014.32       $1,019.89
 (after expenses)
 on 7/31/08
-------------------------------------------------------------------------------------
 Expenses Paid                  $6.92          $11.22          $10.62           $5.02
 During Period*
-------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.38%, 2.24%, 2.12% and 1.00% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 182/366 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    11

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Growth Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on actual returns from February 1, 2008 through July 31, 2008.


-------------------------------------------------------------------------------------
 Share Class                    A               B               C               Y
-------------------------------------------------------------------------------------
 Beginning Account          $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 2/1/08
-------------------------------------------------------------------------------------
 Ending Account Value         $943.47         $939.93         $940.17         $946.31
 (after expenses)
 on 7/31/08
-------------------------------------------------------------------------------------
 Expenses Paid                  $7.59          $11.43          $10.95           $5.52
 During Period*
-------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.57%, 2.37%, 2.27% and 1.14% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 182/366 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.


12    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2008 through July 31, 2008.


-------------------------------------------------------------------------------------
 Share Class                    A               B               C               Y
-------------------------------------------------------------------------------------
 Beginning Account          $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 2/1/08
-------------------------------------------------------------------------------------
 Ending Account Value       $1,017.06       $1,013.08       $1,013.58       $1,019.19
 (after expenses)
 on 7/31/08
-------------------------------------------------------------------------------------
 Expenses Paid                  $7.87          $11.86          $11.36           $5.72
 During Period*
-------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.57%, 2.37%, 2.27% and 1.14% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 182/366 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    13

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Aggressive Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on actual returns from February 1, 2008 through July 31, 2008.

-------------------------------------------------------------------------------------
 Share Class                    A               B               C               Y
-------------------------------------------------------------------------------------
 Beginning Account          $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 2/1/08
-------------------------------------------------------------------------------------
 Ending Account Value         $935.35         $931.58         $931.46         $939.03
 (after expenses)
 on 7/31/08
-------------------------------------------------------------------------------------
 Expenses Paid                  $8.08          $11.96          $11.38           $5.79
 During Period*
-------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.68%, 2.49%, 2.37% and 1.20% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 182/366 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.


14    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2008 through July 31, 2008.


-------------------------------------------------------------------------------------
 Share Class                     A              B               C               Y
 Beginning Account          $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 2/1/08
-------------------------------------------------------------------------------------
 Ending Account Value       $1,016.51       $1,012.48       $1,013.08       $1,018.90
 (after expenses)
 on 7/31/08
-------------------------------------------------------------------------------------
 Expenses Paid                  $8.42          $12.46          $11.86           $6.02
 During Period*
-------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.68%, 2.49%, 2.37% and 1.20% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 182/366 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    15

Portfolio Reviews | 7/31/08

In general, the most significant factor behind returns for each Portfolio over the fiscal year ended July 31, 2008, was its relative allocation to stocks versus bonds. All major global equity markets experienced significant declines while the fixed-income markets, particularly higher quality sectors, provided positive returns.

Conservative Allocation

The Fund's total return for the 12-month period ended July 31, 2008, was -2.88% for Class A shares, at net asset value. For the same period, the Fund's benchmarks, the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index returned -11.09% and 6.15%, respectively.

The Fund targeted an asset allocation of 30% equities and 70% fixed-income during the period. Within the equity portion of the Fund, Pioneer Fund was the largest holding at 6.44% of assets on July 31, 2008. Pioneer International Equity Fund was the next largest equity holding at 6.36% of assets. Large-capitalization holdings were weighted slightly above target at the end of the period, reflecting management's view that these stocks were more attractive than their smaller-cap counterparts. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in a shorter-term bond fund, Pioneer Short Term Income Fund, at 26.22%, followed by Pioneer Bond Fund at 23.06% of assets.

Moderate Allocation

The Fund's total return for the 12-month period ended July 31, 2008, was -7.47% for Class A shares, at net asset value. For the same period, the Fund's benchmarks, the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index returned -11.09% and 6.15%, respectively.

The Fund targeted an asset allocation of 60% equities, 40% fixed-income during the period. Within the equity portion of the Fund, Pioneer Research Fund was the largest holding at 9.95% of assets on July 31, 2008. Pioneer International Equity Fund was the next largest equity holding at 9.28% of assets. Large-capitalization holdings were weighted slightly above target at the end of the period, reflecting management's view that these stocks were more attractive than their smaller-cap counterparts. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in a shorter-term bond fund, Pioneer Short Term Income Fund, at 15.06%, followed by Pioneer Bond Fund at 13.18% of assets.

Growth Allocation

The Fund's total return for the 12-month period ended July 31, 2008, was -9.88% for Class A shares, at net asset value. For the same period, the Fund's benchmarks, the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index returned -11.09% and 6.15%, respectively.


16    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

The Fund targeted an asset allocation of 75% equities, 25% fixed-income during the period. Within the equity portion of the Fund, Pioneer International Equity Fund was the largest holding at 11.35% of assets on July 31, 2008. Pioneer Research Fund was the next largest equity holding at 10.74% of assets. Large-capitalization holdings were weighted slightly above target at the end of the period, reflecting management's view that these stocks were more attractive than their smaller-cap counterparts. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in an intermediate-term bond fund, Pioneer Bond Fund, at 9.56% of assets, while a shorter-term bond fund, Pioneer Short Term Income Fund, represented 7.85% of assets.

Aggressive Allocation

The Fund's total return for the 12-month period ended July 31, 2008, was -12.03% for Class A shares, at net asset value. For the same period, the Fund's benchmarks, the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index returned -11.09% and 6.15%, respectively.

The Fund targeted an asset allocation of 90% equities, 10% fixed-income during the period. Within the equity portion of the Fund, Pioneer International Equity Fund was the largest holding at 14.93% of assets on July 31, 2008. On the domestic side, Pioneer Research Fund at 12.95% of assets and Pioneer Fund at 10.36% of assets were the largest holdings. Large-capitalization holdings were weighted slightly above target at the end of the period, reflecting management's view that these stocks were more attractive than their smaller-cap counterparts. The fixed-income portion of the Fund was invested in an intermediate-term bond fund, Pioneer Bond Fund, at 5.30% of assets, while Pioneer Short Term Income Fund represented 0.01% of assets.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Any information in this shareowner report regarding market or economic trends or the factors influencing each portfolios' historical or future performance are statements of the opinion of the portfolios' management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    17

Prices and Distributions | 7/31/08

Net Asset Value Per Share
--------------------------------------------------------------------------------
Conservative Allocation Fund

     Class                      7/31/08                       7/31/07
       A                        $ 10.48                       $ 11.28
--------------------------------------------------------------------------------
       B                        $ 10.31                       $ 11.10
--------------------------------------------------------------------------------
       C                        $ 10.30                       $ 11.09
--------------------------------------------------------------------------------
       Y                        $ 10.50                       $ 11.30
--------------------------------------------------------------------------------

Moderate Allocation Fund

     Class                      7/31/08                       7/31/07
       A                        $ 10.89                       $ 12.50
--------------------------------------------------------------------------------
       B                        $ 10.39                       $ 11.97
--------------------------------------------------------------------------------
       C                        $ 10.30                       $ 11.88
--------------------------------------------------------------------------------
       Y                        $ 10.94                       $ 12.55
--------------------------------------------------------------------------------

Growth Allocation Fund

     Class                      7/31/08                       7/31/07
       A                        $ 11.50                       $ 13.47
--------------------------------------------------------------------------------
       B                        $ 10.33                       $ 12.17
--------------------------------------------------------------------------------
       C                        $ 10.99                       $ 12.90
--------------------------------------------------------------------------------
       Y                        $ 11.64                       $ 13.55
--------------------------------------------------------------------------------

Aggressive Allocation Fund

     Class                      7/31/08                       7/31/07
       A                        $ 11.85                       $ 14.20
--------------------------------------------------------------------------------
       B                        $ 11.29                       $ 13.55
--------------------------------------------------------------------------------
       C                        $ 11.43                       $ 13.73
--------------------------------------------------------------------------------
       Y                        $ 12.02                       $ 14.26
--------------------------------------------------------------------------------


18    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

Distributions Per Share: 8/1/07-7/31/08

Conservative Allocation Fund



                     Net Investment          Short-Term           Long-Term
      Class             Income             Capital Gains        Capital Gains
       A               $ 0.3486               $ 0.0139             $ 0.1386
--------------------------------------------------------------------------------
       B               $ 0.2467               $ 0.0139             $ 0.1386
--------------------------------------------------------------------------------
       C               $ 0.2570               $ 0.0139             $ 0.1386
--------------------------------------------------------------------------------
       Y               $ 0.2838               $ 0.0139             $ 0.1386
--------------------------------------------------------------------------------

Moderate Allocation Fund



                     Net Investment          Short-Term           Long-Term
      Class             Income             Capital Gains        Capital Gains
       A               $ 0.3065               $ 0.0202             $ 0.4165
--------------------------------------------------------------------------------
       B               $ 0.2080               $ 0.0202             $ 0.4165
--------------------------------------------------------------------------------
       C               $ 0.2334               $ 0.0202             $ 0.4165
--------------------------------------------------------------------------------
       Y               $ 0.3516               $ 0.0202             $ 0.4165
--------------------------------------------------------------------------------

Growth Allocation Fund



                    Net Investment           Short-Term           Long-Term
      Class            Income              Capital Gains        Capital Gains
       A               $ 0.2478               $ 0.0195             $ 0.4512
--------------------------------------------------------------------------------
       B               $ 0.1439               $ 0.0195             $ 0.4512
--------------------------------------------------------------------------------
       C               $ 0.1662               $ 0.0195             $ 0.4512
--------------------------------------------------------------------------------
       Y               $ 0.2960               $ 0.0195             $ 0.4512
--------------------------------------------------------------------------------

Aggressive Allocation Fund



                     Net Investment          Short-Term           Long-Term
      Class             Income             Capital Gains        Capital Gains
       A               $ 0.2347               $ 0.0017             $ 0.5012
--------------------------------------------------------------------------------
       B               $ 0.1165               $ 0.0017             $ 0.5012
--------------------------------------------------------------------------------
       C               $ 0.1551               $ 0.0017             $ 0.5012
--------------------------------------------------------------------------------
       Y               $ 0.2927               $ 0.0017             $ 0.5012
--------------------------------------------------------------------------------


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    19

Portfolio Summary | 7/31/08
Pioneer Ibbotson Conservative Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Fixed Income                                                                 70%
Equity                                                                       30%

Short Term Bond                                                            27.00%
--------------------------------------------------------------------------------
Domestic Corporate Bonds                                                   17.00
--------------------------------------------------------------------------------
Cash & Cash Equivalents                                                    13.00
--------------------------------------------------------------------------------
High-Yield Corporate Bonds                                                 13.00
--------------------------------------------------------------------------------
Large-Cap Growth                                                            9.00
--------------------------------------------------------------------------------
Large-Cap Value                                                             9.00
--------------------------------------------------------------------------------
International Equities                                                      8.00
--------------------------------------------------------------------------------
Mid/Small Cap Value                                                         2.00
--------------------------------------------------------------------------------
Mid/Small Cap Growth                                                        2.00
--------------------------------------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------


U.S. Stocks                                         International Stocks
----------------------------------------------------------------------------------------------
Pioneer Fund                               6.44%    Pioneer International Equity          6.36%
----------------------------------------------------------------------------------------------
Pioneer Research                           5.35     Pioneer Europe Select Equity          1.11
----------------------------------------------------------------------------------------------
Pioneer Cullen Value                       3.41     Bonds
----------------------------------------------------------------------------------------------
Pioneer Independence                       3.16     Pioneer Short Term Income            26.22
----------------------------------------------------------------------------------------------
Pioneer Oak Ridge Large Cap Growth         2.11     Pioneer Bond                         23.06
----------------------------------------------------------------------------------------------
Pioneer Value                              2.14     Pioneer High Yield                    5.51
----------------------------------------------------------------------------------------------
Pioneer Small Cap Value                    1.07     Pioneer Strategic Income              5.35
----------------------------------------------------------------------------------------------
Pioneer Growth Opportunities               1.07     Pioneer Global High Yield             5.25
----------------------------------------------------------------------------------------------
Pioneer Mid Cap Growth                     1.06     Pioneer Government Income             0.33
----------------------------------------------------------------------------------------------
Pioneer Mid Cap Value                      1.00
----------------------------------------------------------------------------------------------

This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


20    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

Performance Update | 7/31/08                                      Class A Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2008)
--------------------------------------------------------------------
                                       Net Asset     Public Offering
Period                                 Value (NAV)   Price (POP)
--------------------------------------------------------------------
 Life-of-Class
 (5/12/05)                             3.71%         1.82%
 1 Year                               -2.88         -8.47
--------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated 12/1/07)
--------------------------------------------------------------------
                                       Gross         Net
--------------------------------------------------------------------
                                       1.62%         1.38%
--------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer Ibbotson            Standard & Poor's          Lehman Brothers
           Conservative Allocation Fund      500 Stock Index         Aggregate Bond Index
5/05                 9425                         10000                     10000
                     9599                         10358                      9963
7/06                 9919                         10715                     10108
                    10800                         12214                     10672
7/08                10490                         10637                     11329

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/10 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    21

Performance Update | 7/31/08                                      Class B Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate
Bond Index.

Average Annual Total Returns
(As of July 31, 2008)
-------------------------------------------------------------
                                       If            If
Period                                 Held          Redeemed
-------------------------------------------------------------
 Life-of-Class
 (5/12/05)                             2.83%         2.24%
 1 Year                               -3.72         -7.43
-------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated 12/1/07)
-------------------------------------------------------------
                                       Gross         Net
-------------------------------------------------------------
                                       2.55%         2.28%
-------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer Ibbotson            Standard & Poor's          Lehman Brothers
           Conservative Allocation Fund      500 Stock Index         Aggregate Bond Index
5/05                10000                         10000                     10000
                    10178                         10358                      9963
7/06                10409                         10715                     10108
                    11250                         12214                     10672
7/08                10632                         10637                     11329

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/09 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


22    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

Performance Update | 7/31/08                                      Class C Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate
Bond Index.


Average Annual Total Returns
(As of July 31, 2008)
-------------------------------------------------------------
                                       If            If
Period                                 Held          Redeemed
-------------------------------------------------------------
 Life-of-Class
 (5/12/05)                             2.83%         2.83%
 1 Year                               -3.63         -3.63
-------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated 12/1/07)
-------------------------------------------------------------
                                       Gross         Net
-------------------------------------------------------------
                                       2.40%         2.28%
-------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer Ibbotson            Standard & Poor's          Lehman Brothers
           Conservative Allocation Fund      500 Stock Index         Aggregate Bond Index
5/05                10000                         10000                     10000
                    10358                         10168                      9963
7/06                10715                         10419                     10108
                    12214                         11253                     10672
7/08                10637                         10844                     11329

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/09 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    23

Performance Update | 7/31/08                                      Class Y Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate
Bond Index.

Average Annual Total Returns
(As of July 31, 2008)
------------------------------------------------------------
                                       If            If
Period                                 Held          Redeemed
------------------------------------------------------------
 Life-of-Class
 (5/12/05)*                            3.57%         3.57%
 1 Year                               -3.42         -3.42
------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated 12/1/07)
------------------------------------------------------------
                                       Gross         Net
------------------------------------------------------------
                                       1.54%         1.54%
------------------------------------------------------------

* Inception date of Class A Shares.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer Ibbotson            Standard & Poor's          Lehman Brothers
           Conservative Allocation Fund      500 Stock Index         Aggregate Bond Index
5/05                10000                         10000                     10000
                    10188                         10358                      9963
7/06                10538                         10715                     10108
                    11477                         12214                     10672
7/08                11084                         10637                     11329

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of the Fund's Class Y shares on 10/5/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


24    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

Portfolio Summary | 7/31/08
Pioneer Ibbotson Moderate Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Equity                                                                       60%
Fixed Income                                                                 40%

Short Term Bond                                                            17.00%
--------------------------------------------------------------------------------
Large-Cap Growth                                                           15.50
--------------------------------------------------------------------------------
Large-Cap Value                                                            15.50
--------------------------------------------------------------------------------
International Equities                                                     12.00
--------------------------------------------------------------------------------
Domestic Corporate Bonds                                                    9.00
--------------------------------------------------------------------------------
High-Yield Corporate Bonds                                                  8.00
--------------------------------------------------------------------------------
Mid/Small Cap Value                                                         6.00
--------------------------------------------------------------------------------
Cash & Cash Equivalents                                                     6.00
--------------------------------------------------------------------------------
Mid/Small Cap Growth                                                        6.00
--------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs)                                       3.00
--------------------------------------------------------------------------------
Emerging Market                                                             2.00
--------------------------------------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                         International Stocks
----------------------------------------------------------------------------------------------
Pioneer Research                           9.95%    Pioneer International Equity         9.28%
----------------------------------------------------------------------------------------------
Pioneer Fund                               8.67     Pioneer Europe Select Equity         2.93
----------------------------------------------------------------------------------------------
Pioneer Oak Ridge Large Cap Growth         5.14     Pioneer Emerging Markets             2.02
----------------------------------------------------------------------------------------------
Pioneer Cullen Value                       4.21     Bonds
----------------------------------------------------------------------------------------------
Pioneer Independence                       3.95     Pioneer Short Term Income           15.06
----------------------------------------------------------------------------------------------
Pioneer Value                              3.91     Pioneer Bond                        13.18
----------------------------------------------------------------------------------------------
Pioneer Growth Opportunities               3.19     Pioneer High Yield                   3.13
----------------------------------------------------------------------------------------------
Pioneer Real Estate                        3.10     Pioneer Global High Yield            2.54
----------------------------------------------------------------------------------------------
Pioneer Mid Cap Value                      2.98     Pioneer Strategic Income             2.13
----------------------------------------------------------------------------------------------
Pioneer Small Cap Value                    2.20     Pioneer Government Income            0.38
----------------------------------------------------------------------------------------------
Pioneer Mid Cap Growth                     2.05
----------------------------------------------------------------------------------------------

This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    25

Performance Update | 7/31/08                                      Class A Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2008)
----------------------------------------------------------------
                                                     Public
                                       Net Asset     Offering
Period                                 Value (NAV)   Price (POP)
----------------------------------------------------------------
 Life-of-Class
 (8/9/04)                              5.79%         4.23%
 1 Year                               -7.47         -12.77
----------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated 12/1/07)
----------------------------------------------------------------
                                       Gross         Net
----------------------------------------------------------------
                                       1.41%         1.41%
----------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer Ibbotson            Standard & Poor's          Lehman Brothers
             Moderate Allocation Fund        500 Stock Index         Aggregate Bond Index
8/04                 9425                         10000                     10000
                    10570                         11177                     10283
7/06                11097                         11562                     10433
                    12493                         13179                     11015
7/08                11560                         11478                     11692

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/10 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


26    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

Performance Update | 7/31/08                                      Class B Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2008)
-------------------------------------------------------------
                                       If            If
Period                                 Held          Redeemed
-------------------------------------------------------------
 Life-of-Class
 (8/9/04)                              4.09%          3.64%
 1 Year                               -8.32         -11.80
-------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated 12/1/07)
-------------------------------------------------------------
                                       Gross         Net
-------------------------------------------------------------
                                       2.26%          2.24%
-------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer Ibbotson            Standard & Poor's          Lehman Brothers
             Moderate Allocation Fund        500 Stock Index         Aggregate Bond Index
8/04                10000                         10000                     10000
                    10978                         11177                     10283
7/06                11417                         11562                     10433
                    12753                         13179                     11015
7/08                11491                         11478                     11692

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/09 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    27

Performance Update | 7/31/08                                      Class C Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2008)
-------------------------------------------------------------
                                       If            If
Period                                 Held          Redeemed
-------------------------------------------------------------
 Life-of-Class
 (8/9/04)                              3.98%         3.98%
 1 Year                               -8.19         -8.19
-------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated 12/1/07)
-------------------------------------------------------------
                                       Gross         Net
-------------------------------------------------------------
                                       2.15%         2.15%

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer Ibbotson            Standard & Poor's          Lehman Brothers
             Moderate Allocation Fund        500 Stock Index         Aggregate Bond Index
8/04                10000                         10000                     10000
                    11122                         11177                     10283
7/06                11573                         11562                     10433
                    12941                         13179                     11015
7/08                11882                         11478                     11692

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/09 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


28    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

Performance Update | 7/31/08                                      Class Y Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2008)
-------------------------------------------------------------
                                       If            If
Period                                 Held          Redeemed
-------------------------------------------------------------
 Life-of-Class
 (8/9/04)*                             6.11%         6.11%
 1 Year                               -7.10         -7.10
-------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated 12/1/07)
-------------------------------------------------------------
                                       Gross         Net
-------------------------------------------------------------
                                       1.05%         1.05%
-------------------------------------------------------------

* Inception date of Class A Shares.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer Ibbotson            Standard & Poor's          Lehman Brothers
             Moderate Allocation Fund        500 Stock Index         Aggregate Bond Index
8/04                10000                         10000                     10000
                    11213                         11177                     10283
7/06                11826                         11562                     10433
                    13361                         13179                     11015
7/08                12413                         11478                     11692

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of the Fund's Class Y shares on 9/23/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    29

Portfolio Summary | 7/31/08
Pioneer Ibbotson Growth Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Equity                                                                       75%
Fixed Income                                                                 25%

Large-Cap Value                                                            17.50%
--------------------------------------------------------------------------------
Large-Cap Growth                                                           16.50
--------------------------------------------------------------------------------
International Equities                                                     16.00
--------------------------------------------------------------------------------
Short Term Bond                                                            12.50
--------------------------------------------------------------------------------
Mid/Small Cap Growth                                                        8.50
--------------------------------------------------------------------------------
Mid/Small Cap Value                                                         8.50
--------------------------------------------------------------------------------
Domestic Corporate Bonds                                                    7.50
--------------------------------------------------------------------------------
High-Yield Corporate Bonds                                                  5.00
--------------------------------------------------------------------------------
Emerging Market                                                             4.00
--------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs)                                       4.00
--------------------------------------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                          International Stocks
------------------------------------------------------------------------------------------------
Pioneer Research                           10.74%    Pioneer International Equity         11.35%
------------------------------------------------------------------------------------------------
Pioneer Fund                                9.25     Pioneer Emerging Markets              4.01
------------------------------------------------------------------------------------------------
Pioneer Oak Ridge Large Cap Growth          5.97     Pioneer Europe Select Equity          2.93
------------------------------------------------------------------------------------------------
Pioneer Cullen Value                        5.48     Bonds
------------------------------------------------------------------------------------------------
Pioneer Independence                        4.78     Pioneer Bond                          9.56
------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value                       4.20     Pioneer Short Term Income             7.85
------------------------------------------------------------------------------------------------
Pioneer Real Estate                         4.11     Pioneer Global High Yield             1.51
------------------------------------------------------------------------------------------------
Pioneer Value                               4.04     Pioneer High Yield                    1.49
------------------------------------------------------------------------------------------------
Pioneer Growth Opportunities                3.98     Pioneer Strategic Income              1.05
------------------------------------------------------------------------------------------------
Pioneer Small Cap Value                     3.16     Pioneer Government Income             0.01
------------------------------------------------------------------------------------------------
Pioneer Mid Cap Growth                      3.03
------------------------------------------------------------------------------------------------
Pioneer Equity Income                       1.50
------------------------------------------------------------------------------------------------

This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


30    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

Performance Update | 7/31/08                                      Class A Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.


Average Annual Total Returns
(As of July 31, 2008)
----------------------------------------------------------------
                                                     Public
                                       Net Asset     Offering
Period                                 Value (NAV)   Price (POP)
----------------------------------------------------------------
 Life-of-Class
 (8/9/04)                              6.74%          5.17%
 1 Year                               -9.88         -15.06
----------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated 12/1/07)
----------------------------------------------------------------
                                       Gross         Net
----------------------------------------------------------------
                                       1.53%          1.53%
----------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer Ibbotson            Standard & Poor's          Lehman Brothers
              Growth Allocation Fund         500 Stock Index         Aggregate Bond Index
8/04                 9425                         10000                     10000
                    10892                         10283                     11177
7/06                11577                         10433                     11562
                    13281                         11015                     13179
7/08                11969                         11692                     11478

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/10 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    31

Performance Update | 7/31/08                                      Class B Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2008)
-------------------------------------------------------------
                                       If            If
Period                                 Held          Redeemed
-------------------------------------------------------------
 Life-of-Class
 (8/9/04)                              3.65%         3.19%
 1 Year                              -10.66        -14.05
-------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated 12/1/07)
-------------------------------------------------------------
                                     Gross           Net
-------------------------------------------------------------
                                       2.41%         2.34%
-------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer Ibbotson            Standard & Poor's          Lehman Brothers
              Growth Allocation Fund         500 Stock Index         Aggregate Bond Index
8/04                10000                         10000                     10000
                    11046                         11177                     10283
7/06                11657                         11562                     10433
                    13250                         13179                     11015
7/08                11638                         11478                     11692

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/09 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


32    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

Performance Update | 7/31/08                                      Class C Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2008)
-------------------------------------------------------------
                                       If            If
Period                                 Held          Redeemed
-------------------------------------------------------------
 Life-of-Class
 (8/9/04)                              5.17%         5.17%
 1 Year                              -10.43        -10.43
-------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated 12/1/07)
-------------------------------------------------------------
                                       Gross           Net
-------------------------------------------------------------
                                       2.25%         2.25%
-------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer Ibbotson            Standard & Poor's          Lehman Brothers
              Growth Allocation Fund         500 Stock Index         Aggregate Bond Index
8/04                10000                         10000                      10000
                    11122                         11177                      10283
7/06                11573                         11562                      10433
                    12941                         13179                      11015
7/08                11882                         11478                      11692

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/09 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    33

Performance Update | 7/31/08                                      Class Y Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2008)
-------------------------------------------------------------
                                       If            If
Period                                 Held          Redeemed
-------------------------------------------------------------
 Life-of-Class
 (8/9/04)*                             7.26%         7.26%
 1 Year                               -9.05         -9.05
-------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated 12/1/07)
-------------------------------------------------------------
                                       Gross         Net
-------------------------------------------------------------
                                       1.17%         1.17%
-------------------------------------------------------------

* Inception date of Class A Shares.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer Ibbotson            Standard & Poor's          Lehman Brothers
              Growth Allocation Fund         500 Stock Index         Aggregate Bond Index
8/04                10000                         10000                     10000
                    11553                         11177                     10283
7/06                12387                         11562                     10433
                    14229                         13179                     11015
7/08                12942                         11478                     11692

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of the Fund's Class Y shares on 9/26/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance shown table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


34    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

Portfolio Summary | 7/31/08
Pioneer Ibbotson Aggressive Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Equity                                                                       90%
Fixed Income                                                                 10%

International Equities                                                     21.00%
--------------------------------------------------------------------------------
Large-Cap Growth                                                           19.00
--------------------------------------------------------------------------------
Large-Cap Value                                                            19.00
--------------------------------------------------------------------------------
Mid/Small Cap Growth                                                       10.50
--------------------------------------------------------------------------------
Mid/Small Cap Value                                                        10.50
--------------------------------------------------------------------------------
Domestic Corporate Bonds                                                    7.00
--------------------------------------------------------------------------------
Emerging Market                                                             5.00
--------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs)                                       5.00
--------------------------------------------------------------------------------
Short Term Bond                                                             3.00
--------------------------------------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------


U.S. Stocks                                          International Stocks
--------------------------------------------------------------------------------------------
Pioneer Research                           12.95%    Pioneer International Equity     14.93%
--------------------------------------------------------------------------------------------
Pioneer Fund                               10.36     Pioneer Emerging Markets          4.96
--------------------------------------------------------------------------------------------
Pioneer Oak Ridge Large Cap Growth          8.09     Pioneer Europe Select Equity      4.90
--------------------------------------------------------------------------------------------
Pioneer Cullen Value                        5.81     Bonds
--------------------------------------------------------------------------------------------
Pioneer Growth Opportunities                5.44     Pioneer Bond                      5.30
--------------------------------------------------------------------------------------------
Pioneer Mid Cap Value                       5.31     Pioneer Short Term Income         0.01
--------------------------------------------------------------------------------------------
Pioneer Real Estate                         5.06
--------------------------------------------------------------------------------------------
Pioneer Independence                        4.68
--------------------------------------------------------------------------------------------
Pioneer Small Cap Value                     4.36
--------------------------------------------------------------------------------------------
Pioneer Value                               4.00
--------------------------------------------------------------------------------------------
Pioneer Mid Cap Growth                      3.01
--------------------------------------------------------------------------------------------
Pioneer Equity Income                       0.83
--------------------------------------------------------------------------------------------

This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    35

Performance Update | 7/31/08                                      Class A Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.


Average Annual Total Returns
(As of July 31, 2008)
---------------------------------------------------------------
                                                     Public
                                       Net Asset     Offering
Period                                 Value (NAV)   Price (POP)
---------------------------------------------------------------
 Life-of-Class
 (8/9/04)                               7.55%         5.96%
 1 Year                               -12.03        -17.11
---------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated 12/1/07)
---------------------------------------------------------------
                                       Gross         Net
---------------------------------------------------------------
                                        1.68%         1.67%
---------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer Ibbotson            Standard & Poor's          Lehman Brothers
            Aggressive Allocation Fund       500 Stock Index         Aggregate Bond Index
8/04                 9425                         10000                     10000
                    11173                         11177                     10283
7/06                11989                         11562                     10433
                    13956                         13179                     11015
7/08                12276                         11478                     11692

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/10 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


36    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

Performance Update | 7/31/08                                      Class B Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate
Bond Index.

Average Annual Total Returns
(As of July 31, 2008)
-------------------------------------------------------------
                                       If            If
Period                                 Held          Redeemed
-------------------------------------------------------------
 Life-of-Class
 (8/9/04)                               5.87%         5.45%
 1 Year                               -12.72        -16.06
-------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated 12/1/07)
-------------------------------------------------------------
                                       Gross         Net
-------------------------------------------------------------
                                        2.55%         2.46%
-------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer Ibbotson            Standard & Poor's          Lehman Brothers
            Aggressive Allocation Fund       500 Stock Index         Aggregate Bond Index
8/04                10000                         10000                     10000
                    11690                         11177                     10283
7/06                12434                         11562                     10433
                    14361                         13179                     11015
7/08                12334                         11478                     11692

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/09 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    37

Performance Update | 7/31/08                                      Class C Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate
Bond Index.

Average Annual Total Returns
(As of July 31, 2008)
-------------------------------------------------------------
                                       If            If
Period                                 Held          Redeemed
-------------------------------------------------------------
 Life-of-Class
 (8/9/04)                              6.28%         6.28%
 1 Year                              -12.61        -12.61
-------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated 12/1/07)
-------------------------------------------------------------
                                       Gross         Net
-------------------------------------------------------------
                                       2.38%         2.38%
-------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer Ibbotson            Standard & Poor's          Lehman Brothers
            Aggressive Allocation Fund       500 Stock Index         Aggregate Bond Index
8/04                10000                         10000                     10000
                    11563                         11177                     10283
7/06                12299                         11562                     10433
                    14221                         13179                     11015
7/08                12429                         11478                     11692

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/09 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


38    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

Performance Update | 7/31/08                                      Class Y Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate
Bond Index.

Average Annual Total Returns
(As of July 31, 2008)
-------------------------------------------------------------
                                       If            If
Period                                 Held          Redeemed
-------------------------------------------------------------
 Life-of-Class
 (8/9/04)*                             8.15%         8.15%
 1 Year                              -10.83        -10.83
-------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated 12/1/07)
-------------------------------------------------------------
                                       Gross         Net
-------------------------------------------------------------
                                       1.25%         1.25%
-------------------------------------------------------------

* Inception date of Class A Shares.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer Ibbotson            Standard & Poor's          Lehman Brothers
            Aggressive Allocation Fund       500 Stock Index         Aggregate Bond Index
8/04                10000                         10000                     10000
                    11860                         11177                     10283
7/06                12759                         11562                     10433
                    14941                         13179                     11015
7/08                13323                         11478                     11692

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of the Fund's Class Y shares on 9/23/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    39

Schedule of Investments | 7/31/08
Pioneer Ibbotson Conservative Allocation Fund


--------------------------------------------------------------------------------
 Shares                                                            Value
--------------------------------------------------------------------------------
               MUTUAL FUNDS -- 93.1%
               PIONEER FUNDS -- 93.1%
1,063,834      Pioneer Bond Fund Class Y                           $ 9,510,677
   75,098      Pioneer Cullen Value Fund Class Y                     1,405,842
   16,073      Pioneer Europe Select Equity Fund Class Y               457,604
   63,368      Pioneer Fund Class Y                                  2,655,757
  202,358      Pioneer Global High Yield Fund Class Y                2,163,208
   14,225      Pioneer Government Income Fund Class Y                  133,997
   19,188      Pioneer Growth Opportunities Fund Class Y               440,163
  232,968      Pioneer High Yield Fund Class Y                       2,273,763
  121,738      Pioneer Independence Fund Class Y                     1,301,382
  118,703      Pioneer International Equity Fund Class Y             2,620,954
   30,567      Pioneer Mid-Cap Growth Fund Class Y                     437,715
   19,457      Pioneer Mid-Cap Value Fund Class Y                      414,040
   74,093      Pioneer Oak Ridge Large Cap Growth Fund Class Y         872,078
  249,524      Pioneer Research Fund Class Y                         2,208,289
1,134,684      Pioneer Short Term Income Fund Class Y               10,813,542
   19,970      Pioneer Small Cap Value Fund Class Y                    443,129
  215,764      Pioneer Strategic Income Fund Class Y                 2,207,268
   71,796      Pioneer Value Fund Class Y                              883,087
------------------------------------------------------------------------------
               TOTAL INVESTMENTS IN SECURITIES -- 93.1%
               (Cost $43,682,548) (a)                              $41,242,495
------------------------------------------------------------------------------
               OTHER ASSETS AND
               LIABILITIES -- 6.9%                                 $ 3,051,286
------------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                          $44,293,781
==============================================================================

(a) At July 31, 2008, the net unrealized loss on investments based on cost for federal tax purposes of $44,018,349 was as follows:

       Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost           $    17,233
       Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value            (2,793,087)
                                                                   -----------
       Net unrealized loss                                         $(2,775,854)
                                                                   ===========


The accompanying notes are an integral part of these financial statements.


40    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

Schedule of Investments | 7/31/08
Pioneer Ibbotson Moderate Allocation Fund


--------------------------------------------------------------------------------
 Shares                                                            Value
--------------------------------------------------------------------------------
               MUTUAL FUNDS -- 98.1%
               PIONEER FUNDS -- 98.1%
3,772,572      Pioneer Bond Fund Class Y                           $ 33,726,789
  575,057      Pioneer Cullen Value Fund Class Y                     10,765,060
  148,320      Pioneer Emerging Markets Fund Class Y                  5,182,287
  262,953      Pioneer Europe Select Equity Fund Class Y              7,486,273
  529,484      Pioneer Fund Class Y                                  22,190,690
  608,898      Pioneer Global High Yield Fund Class Y                 6,509,123
  102,820      Pioneer Government Income Fund Class Y                   968,562
  355,485      Pioneer Growth Opportunities Fund Class Y              8,154,825
  819,626      Pioneer High Yield Fund Class Y                        7,999,546
  946,769      Pioneer Independence Fund Class Y                     10,120,963
1,075,891      Pioneer International Equity Fund Class Y             23,755,666
  365,981      Pioneer Mid-Cap Growth Fund Class Y                    5,240,843
  357,842      Pioneer Mid-Cap Value Fund Class Y                     7,614,872
1,117,580      Pioneer Oak Ridge Large Cap Growth Fund Class Y       13,153,915
  370,410      Pioneer Real Estate Shares Fund Class Y                7,934,179
2,878,534      Pioneer Research Fund Class Y                         25,475,023
4,043,433      Pioneer Short Term Income Fund Class Y                38,533,916
  254,052      Pioneer Small Cap Value Fund Class Y                   5,637,413
  533,911      Pioneer Strategic Income Fund Class Y                  5,461,906
  813,655      Pioneer Value Fund Class Y                            10,007,962
--------------------------------------------------------------------------------
               TOTAL INVESTMENTS IN SECURITIES -- 98.1%
               (Cost $271,590,366) (a)                             $255,919,813
--------------------------------------------------------------------------------
               OTHER ASSETS AND
               LIABILITIES -- 1.9%                                 $  5,098,357
--------------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                          $261,018,170
================================================================================

(a) At July 31, 2008, the net unrealized loss on investments based on cost for federal tax purposes of $273,525,919 was as follows:

       Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost            $  3,782,436
       Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value             (21,388,542)
                                                                    ------------
       Net unrealized loss                                          $(17,606,106)
                                                                    ============


The accompanying notes are an integral part of these financial statements.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    41

Schedule of Investments | 7/31/08
Pioneer Ibbotson Growth Allocation Fund


----------------------------------------------------------------------------------
 Shares                                                               Value
----------------------------------------------------------------------------------
                 MUTUAL FUNDS--100.3%
                 PIONEER FUNDS--100.3%
   2,702,313     Pioneer Bond Fund Class Y                            $ 24,158,675
     739,075     Pioneer Cullen Value Fund Class Y                      13,835,485
     289,813     Pioneer Emerging Markets Fund Class Y                  10,126,083
     140,396     Pioneer Equity Income Fund Class Y                      3,787,873
     260,011     Pioneer Europe Select Equity Fund Class Y               7,402,505
     557,617     Pioneer Fund Class Y                                   23,369,712
     357,629     Pioneer Global High Yield Fund Class Y                  3,823,057
       3,777     Pioneer Government Income Fund Class Y                     35,575
     438,811     Pioneer Growth Opportunities Fund Class Y              10,066,314
     384,941     Pioneer High Yield Fund Class Y                         3,757,024
   1,129,741     Pioneer Independence Fund Class Y                      12,076,936
   1,298,955     Pioneer International Equity Fund Class Y              28,680,926
     534,614     Pioneer Mid-Cap Growth Fund Class Y                     7,655,678
     498,407     Pioneer Mid-Cap Value Fund Class Y                     10,606,111
   1,280,960     Pioneer Oak Ridge Large Cap Growth Fund Class Y        15,076,898
     484,445     Pioneer Real Estate Shares Fund Class Y                10,376,821
   3,066,822     Pioneer Research Fund Class Y                          27,141,379
   2,079,795     Pioneer Short Term Income Fund Class Y                 19,820,451
     359,258     Pioneer Small Cap Value Fund Class Y                    7,971,938
     259,583     Pioneer Strategic Income Fund Class Y                   2,655,532
     830,796     Pioneer Value Fund Class Y                             10,218,788
----------------------------------------------------------------------------------
                 TOTAL INVESTMENTS IN SECURITIES -- 100.3%
                 (Cost $273,681,228) (a)                              $252,643,761
----------------------------------------------------------------------------------
                 OTHER ASSETS AND
                 LIABILITIES -- (0.3)%                                $   (689,027)
----------------------------------------------------------------------------------
                 TOTAL NET ASSETS -- 100.0%                           $251,954,734
==================================================================================

(a) At July 31, 2008, the net unrealized loss on investments based on cost for federal tax purposes of $274,890,598 was as follows:

       Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost            $  3,741,515
       Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value             (25,988,352)
                                                                    ------------
       Net unrealized loss                                          $(22,246,837)
                                                                    ============


The accompanying notes are an integral part of these financial statements.


42    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

Schedule of Investments | 7/31/08
Pioneer Ibbotson Aggressive Allocation Fund


------------------------------------------------------------------------------
 Shares                                                           Valu
------------------------------------------------------------------------------
              MUTUAL FUNDS--99.9%
              PIONEER FUNDS--99.9%
  944,114     Pioneer Bond Fund Class Y                           $  8,440,379
  494,515     Pioneer Cullen Value Fund Class Y                      9,257,314
  226,150     Pioneer Emerging Markets Fund Class Y                  7,901,686
   49,201     Pioneer Equity Income Fund Class Y                     1,327,452
  274,378     Pioneer Europe Select Equity Fund Class Y              7,811,539
  393,707     Pioneer Fund Class Y                                  16,500,270
  377,489     Pioneer Growth Opportunities Fund Class Y              8,659,600
  697,880     Pioneer Independence Fund Class Y                      7,460,336
1,077,197     Pioneer International Equity Fund Class Y             23,784,519
  335,261     Pioneer Mid-Cap Growth Fund Class Y                    4,800,941
  397,393     Pioneer Mid-Cap Value Fund Class Y                     8,456,526
1,094,779     Pioneer Oak Ridge Large Cap Growth Fund Class Y       12,885,551
  376,049     Pioneer Real Estate Shares Fund Class Y                8,054,966
2,331,552     Pioneer Research Fund Class Y                         20,634,239
    1,561     Pioneer Short Term Income Fund Class Y                    14,879
  312,923     Pioneer Small Cap Value Fund Class Y                   6,943,769
  518,098     Pioneer Value Fund Class Y                             6,372,607
------------------------------------------------------------------------------
              TOTAL INVESTMENTS IN SECURITIES -- 99.9%
              (Cost $173,340,252) (a)                             $159,306,573
------------------------------------------------------------------------------
              OTHER ASSETS AND
              LIABILITIES -- 0.1%                                 $     74,198
------------------------------------------------------------------------------
              TOTAL NET ASSETS -- 100.0%                          $159,380,771
==============================================================================

(a) At July 31, 2008, the net unrealized loss on investments based on cost for federal tax purposes of $174,648,746 was as follows:

       Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost        $    3,027,234
       Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value           (18,369,407)
                                                                --------------
       Net unrealized loss                                      $  (15,342,173)
                                                                ==============



The accompanying notes are an integral part of these financial statements.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    43

Statements of Assets and Liabilities | 7/31/08

------------------------------------------------------------------------------------------------------------------
                                                      Conservative    Moderate        Growth          Aggressive
                                                      Allocation      Allocation      Allocation      Allocation
                                                      Fund            Fund            Fund            Fund
------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in securities of affiliated             $41,242,495     $255,919,813    $252,643,761    $159,306,573
   issuers, at value (at cost $43,682,548,
   $271,590,366, $273,681,228 and
   $173,340,252, respectively)
  Cash                                                  3,137,150        5,181,245              --         336,916
  Receivables for:
   Investment Funds sold                                    3,988          281,053         361,349          26,852
   Capital stock sold                                     177,847          332,607         125,330          65,377
   Due from Pioneer Investment
     Management, Inc.                                       6,472               --          18,900           6,010
  Other assets                                             19,800           18,996          26,253          27,684
------------------------------------------------------------------------------------------------------------------
     Total assets                                     $44,587,752     $261,733,714    $253,175,593    $159,769,412
------------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payables for:
   Due to Custodian                                   $        --     $         --    $     36,745    $         --
   Investment Funds purchased                             201,449           69,110          59,235          55,148
   Capital stock redeemed                                  10,690          367,847         791,998         114,900
  Due to affiliates                                        30,941          191,681         214,084         130,177
  Accrued expenses and other liabilities                   50,891           86,906         118,797          88,416
------------------------------------------------------------------------------------------------------------------
     Total liabilities                                $   293,971     $    715,544    $  1,220,859    $    388,641
------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                     $45,575,053     $263,066,345    $257,169,680    $162,262,780
  Undistributed net investment income                     592,800        2,097,791         530,131              --
  Accumulated net realized gain on
   investments                                            565,981       11,524,587      15,292,390      11,151,670
  Net unrealized loss on investments                   (2,440,053)     (15,670,553)    (21,037,467)    (14,033,679)
------------------------------------------------------------------------------------------------------------------
     Total net assets                                 $44,293,781     $261,018,170    $251,954,734    $159,380,771
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares
authorized)
  Net Assets of Class A shares                        $26,782,559     $147,003,825    $139,670,335    $102,941,254
  Net Assets of Class B shares                        $ 6,369,566     $ 50,515,154    $ 61,703,689    $ 30,404,566
  Net Assets of Class C shares                        $11,131,729     $ 45,593,813    $ 47,897,689    $ 22,930,290
  Net Assets of Class Y shares                        $     9,927     $ 17,905,378    $  2,683,021    $  3,104,661
  Class A Shares outstanding                            2,554,389       13,502,047      12,148,831       8,684,714
  Class B Shares outstanding                              617,808        4,860,216       5,970,546       2,692,228
  Class C Shares outstanding                            1,081,226        4,425,672       4,360,260       2,005,933
  Class Y Shares outstanding                                  945        1,635,951         230,441         258,318
  Net Asset Value - Class A shares                    $     10.48     $      10.89    $      11.50    $      11.85
  Net Asset Value - Class B shares                    $     10.31     $      10.39    $      10.33    $      11.29
  Net Asset Value - Class C shares                    $     10.30     $      10.30    $      10.99    $      11.43
  Net Asset Value - Class Y shares                    $     10.50     $      10.94    $      11.64    $      12.02
MAXIMUM OFFERING PRICE:
  Class A (100 [divided by] 94.25 x net asset value
   per share)                                         $     11.12     $      11.55    $      12.20    $      12.57
==================================================================================================================

The accompanying notes are an integral part of these financial statements.


44    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

Statements of Operations


For the Year Ended 7/31/08

------------------------------------------------------------------------------------------------------------
                                        Conservative      Moderate           Growth             Aggressive
                                        Allocation        Allocation         Allocation         Allocation
                                        Fund              Fund               Fund               Fund
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend income from securities of
   affiliated issuers                   $ 1,469,226       $  7,673,003       $  5,684,388       $  2,436,261
  Interest                                  105,401            131,750              1,323                662
------------------------------------------------------------------------------------------------------------
     Total investment income            $ 1,574,627       $  7,804,753       $  5,685,711       $  2,436,923
------------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                       $    54,704       $    378,750       $    365,976       $    230,340
  Transfer agent fees
   Class A                                   37,106            207,390            322,400            283,485
   Class B                                   12,713            144,555            231,227            132,536
   Class C                                   14,016             58,757             83,202             46,856
   Class Y                                       80                182                670                783
  Distribution fees
   Class A                                   65,499            402,600            377,634            283,478
   Class B                                   55,389            586,568            714,300            351,935
   Class C                                  103,027            493,572            529,301            246,385
  Administrative fees                         7,364             50,986             49,283             31,006
  Custodian fees                             22,427            152,695            236,027            139,173
  Registration fees                          57,290             60,636             71,755             58,192
  Professional fees                          50,095             62,588             62,287             57,539
  Printing fees                               5,493             55,043             76,901             51,393
  Fees and expenses of nonaffiliated
   trustees                                   5,220              6,932              5,595              4,636
  Insurance expense                             663              5,443              5,390              3,274
  Miscellaneous                               5,604             24,876             28,128             18,874
------------------------------------------------------------------------------------------------------------
     Total expenses                     $   496,690       $  2,691,573       $  3,160,076       $  1,939,885
     Less management fees waived
       and expenses reimbursed
       by Pioneer Investment
       Management, Inc.                     (29,564)                --            (44,474)           (20,779)
     Less fees paid indirectly               (1,570)           (12,121)           (20,891)           (14,843)
------------------------------------------------------------------------------------------------------------
     Net expenses                       $   465,556       $  2,679,452       $  3,094,711       $  1,904,263
------------------------------------------------------------------------------------------------------------
       Net investment income            $ 1,109,071       $  5,125,301       $  2,591,000       $    532,660
------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
  Net realized loss on investments      $  (498,360)      $ (1,295,121)      $ (1,784,331)      $   (848,450)
------------------------------------------------------------------------------------------------------------
  Realized gain distributions from
   investment company shares            $ 1,439,643       $ 18,407,038       $ 22,007,861       $ 16,316,457
------------------------------------------------------------------------------------------------------------
  Change in net unrealized gain (loss)
   on investments                       $(3,369,151)      $(45,111,196)      $(52,590,535)      $(38,638,792)
------------------------------------------------------------------------------------------------------------
  Net loss on investments               $(2,427,868)      $(27,999,279)      $(32,367,005)      $(23,170,785)
------------------------------------------------------------------------------------------------------------
  Net decrease in net assets resulting
   from operations                      $(1,318,797)      $(22,873,978)      $(29,776,005)      $(22,638,125)
============================================================================================================

The accompanying notes are an integral part of these financial statements.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    45

Statements of Changes in Net Assets


---------------------------------------------------------------------------------------------------------
                                                   Conservative                       Moderate
                                                  Allocation Fund                  Allocation Fund
                                          ------------------------------- -------------------------------
                                           Year            Year            Year             Year
                                           Ended           Ended           Ended            Ended
                                           7/31/08         7/31/07         7/31/08          7/31/07
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                      $   1,109,071   $    757,712    $   5,125,301    $   4,392,287
Net realized gain on investments                 941,283        445,410       17,111,917       10,341,046
Change in net unrealized gain (loss) on
  investments                                 (3,369,151)       943,898      (45,111,196)      18,224,119
---------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations      $  (1,318,797)  $  2,147,020    $ (22,873,978)   $  32,957,452
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
   Class A ($0.35, $0.19, $0.31 and
     $0.28, respectively)                  $    (795,219)  $   (352,800)   $  (4,112,740)   $  (3,595,361)
   Class B ($0.25, $0.16, $0.21 and
     $0.19, respectively)                       (115,429)       (51,337)      (1,070,630)        (965,092)
   Class C ($0.26, $0.16, $0.23 and
     $0.21, respectively)                       (233,014)      (109,847)        (996,085)        (710,891)
   Class Y ($0.28, $0.19, $0.35 and
     $0.32, respectively)                           (268)          (176)        (631,068)        (686,855)
Net realized gain on investments
   Class A ($0.15, $0.02, $0.44 and
     $0.03, respectively)                       (347,880)       (35,042)      (5,859,816)        (433,722)
   Class B ($0.15, $0.02, $0.44 and
     $0.03, respectively)                        (71,354)        (6,124)      (2,247,809)        (173,354)
   Class C ($0.15, $0.02, $0.44 and
     $0.03, respectively)                       (138,267)       (13,007)      (1,863,711)        (112,813)
   Class Y ($0.15, $0.02, $0.44 and
     $0.03, respectively)                           (144)           (18)        (783,810)         (72,838)
---------------------------------------------------------------------------------------------------------
     Total distributions to
       shareowners                         $  (1,701,575)  $   (568,351)   $ (17,565,669)   $  (6,750,926)
---------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares           $  26,850,562   $ 27,279,565    $  74,617,312    $  82,429,746
Reinvestment of distributions                  1,306,808        470,891       15,706,508        6,044,029
Cost of shares repurchased                   (18,721,233)    (8,329,288)     (86,203,476)     (81,098,373)
---------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting
     from Fund share transactions          $   9,436,137   $ 19,421,168    $   4,120,344    $   7,375,402
---------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets                                $   6,415,765   $ 20,999,837    $ (36,319,303)   $  33,581,928
NET ASSETS:
Beginning of period                           37,878,016     16,878,179      297,337,473      263,755,545
---------------------------------------------------------------------------------------------------------
End of period                              $  44,293,781   $ 37,878,016    $ 261,018,170    $ 297,337,473
---------------------------------------------------------------------------------------------------------
Undistributed net investment income,
  end of period                            $     592,800   $    483,044    $   2,097,791    $   2,072,065
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


46    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

----------------------------------------------------------------------------------------------------------
                                                                                       Aggressive
                                               Growth Allocation Fund                Allocation Fund
                                          ------------------------------ ---------------------------------
                                           Year             Year             Year             Year
                                          Ended            Ended            Ended            Ended
                                          7/31/08          7/31/07          7/31/08          7/31/07
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                     $  2,591,000     $  1,977,202     $    532,660     $    332,826
Net realized gain on investments            20,223,530       10,106,417       15,468,007        8,294,252
Change in net unrealized gain (loss) on
  investments                              (52,590,535)      20,626,049      (38,638,792)      14,484,776
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations               $(29,776,005)    $ 32,709,668     $(22,638,125)    $ 23,111,854
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
   Class A ($0.25, $0.23, $0.23 and
     $0.16, respectively)                 $ (2,937,370)    $ (2,440,569)    $ (1,951,184)    $ (1,175,654)
   Class B ($0.14, $0.14, $0.12 and
     $0.06, respectively)                     (885,892)        (862,255)        (315,424)        (170,484)
   Class C ($0.17, $0.16, $0.16 and
     $0.08, respectively)                     (707,330)        (542,866)        (288,248)        (119,362)
   Class Y ($0.30, $0.27, $0.29 and
     $0.20 respectively)                       (68,685)         (55,783)         (86,685)         (79,270)
Net realized gain on investments
   Class A ($0.47, $0.10, $0.50 and
     $0.06, respectively)                   (5,579,580)      (1,069,019)      (4,180,871)        (427,031)
   Class B ($0.47, $0.10, $0.50 and
     $0.06, respectively)                   (2,897,772)        (597,958)      (1,361,602)        (153,679)
   Class C ($0.47, $0.10, $0.50 and
     $0.06, respectively)                   (2,003,251)        (334,483)        (934,623)         (81,935)
   Class Y ($0.47, $0.10, $0.50 and
     $0.06, respectively)                     (109,224)         (20,830)        (148,937)         (22,196)
----------------------------------------------------------------------------------------------------------
     Total distributions to
       shareowners                        $(15,189,104)    $ (5,923,763)    $ (9,267,574)    $ (2,229,611)
----------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares          $ 73,007,583     $101,083,097     $ 45,683,649     $ 59,146,717
Reinvestment of distributions               14,017,659        5,541,108        8,711,466        2,097,785
Cost of shares repurchased                 (79,470,673)     (57,961,702)     (41,665,902)     (38,857,236)
----------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting
     from Fund share transactions         $  7,554,569     $ 48,662,503     $ 12,729,213     $ 22,387,266
----------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets                               $(37,410,540)    $ 75,448,408     $(19,176,486)    $ 43,269,509
NET ASSETS:
Beginning of period                        289,365,274      213,916,866      178,557,257      135,287,748
----------------------------------------------------------------------------------------------------------
End of period                             $251,954,734     $289,365,274     $159,380,771     $178,557,257
----------------------------------------------------------------------------------------------------------
Undistributed net investment income,
  end of period                           $    530,131     $    571,326     $         --     $    321,362
----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    47

For the Years Ended 7/31/08 and 7/31/07



                                                   Conservative Allocation Fund
                                     --------------------------------------------------------------
                                     '08 Shares     '08 Amount           '07 Shares    '07 Amount
Class A
Shares sold                           1,492,458     $16,447,805          1,675,353     $18,500,177
Reinvestment of distributions            86,381         953,643             33,733         368,359
Less shares repurchased              (1,091,471)    (12,090,392)          (479,247)     (5,344,105)
--------------------------------------------------------------------------------------------------
   Net increase                         487,368     $ 5,311,056          1,229,839     $13,524,431
==================================================================================================
Class B
Shares sold                             310,489     $ 3,337,164            236,187     $ 2,583,516
Reinvestment of distributions            14,331         156,352              4,693          50,688
Less shares repurchased                (132,895)     (1,434,789)           (85,992)       (940,137)
--------------------------------------------------------------------------------------------------
   Net increase                         191,925     $ 2,058,727            154,888     $ 1,694,067
==================================================================================================
Class C
Shares sold                             657,247     $ 7,065,593            568,924     $ 6,195,872
Reinvestment of distributions            18,056         196,813              4,805          51,844
Less shares repurchased                (479,030)     (5,196,052)          (187,162)     (2,045,046)
--------------------------------------------------------------------------------------------------
   Net increase                         196,273     $ 2,066,354            386,567     $ 4,202,670
==================================================================================================


                                                       Moderate Allocation Fund
                                     --------------------------------------------------------------
                                     '08 Shares     '08 Amount           '07 Shares    '07 Amount
Class A
Shares sold                           3,598,773     $43,102,735           4,074,111    $49,725,116
Reinvestment of distributions           795,383       9,512,778             314,311      3,781,164
Less shares repurchased              (4,097,693)    (48,301,775)         (4,222,518)   (51,804,650)
--------------------------------------------------------------------------------------------------
   Net increase                         296,463     $ 4,313,738             165,904    $ 1,701,630
==================================================================================================
Class B
Shares sold                             754,664     $ 8,728,338             932,886    $10,869,626
Reinvestment of distributions           263,378       3,023,582              89,682      1,037,617
Less shares repurchased              (1,238,207)    (13,808,834)           (983,186)   (11,535,587)
--------------------------------------------------------------------------------------------------
   Net increase (decrease)             (220,165)    $(2,056,914)             39,382    $   371,656
==================================================================================================
Class C
Shares sold                           1,811,017     $20,460,013           1,736,902    $20,273,756
Reinvestment of distributions           175,060       1,988,684              50,255        576,929
Less shares repurchased              (1,552,139)    (17,224,907)           (782,532)    (9,089,223)
--------------------------------------------------------------------------------------------------
   Net increase                         433,938     $ 5,223,790           1,004,625    $11,761,462
==================================================================================================
Class Y
Shares sold                             192,451     $ 2,326,226             127,023    $ 1,561,248
Reinvestment of distributions            98,537       1,181,464              53,758        648,319
Less shares repurchased                (570,437)     (6,867,960)           (696,159)    (8,668,913)
--------------------------------------------------------------------------------------------------
   Net decrease                        (279,449)    $(3,360,270)           (515,378)   $(6,459,346)
==================================================================================================

The accompanying notes are an integral part of these financial statements.


48    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

                                                        Growth Allocation Fund
                                    ----------------------------------------------------------------
                                     '08 Shares     '08 Amount           '07 Shares    '07 Amount
Class A
Shares sold                           3,395,525     $43,734,999            4,581,469     $59,854,154
Reinvestment of distributions           630,691       8,161,140              260,778       3,361,429
Less shares repurchased              (3,570,650)    (45,171,530)          (2,797,188)    (36,805,149)
----------------------------------------------------------------------------------------------------
   Net increase                         455,566     $ 6,724,609            2,045,059     $26,410,434
====================================================================================================
Class B
Shares sold                             823,011     $ 9,473,075            1,407,692     $16,572,434
Reinvestment of distributions           309,971       3,623,560              119,895       1,403,970
Less shares repurchased              (1,416,326)    (15,983,450)            (891,286)    (10,570,178)
----------------------------------------------------------------------------------------------------
   Net increase (decrease)             (283,344)    $(2,886,815)             636,301     $ 7,406,226
====================================================================================================
Class C
Shares sold                           1,519,021     $18,651,049            1,876,853     $23,627,869
Reinvestment of distributions           168,686       2,093,396               56,602         702,425
Less shares repurchased              (1,424,326)    (17,176,694)            (714,675)     (9,034,349)
----------------------------------------------------------------------------------------------------
   Net increase                         263,381     $ 3,567,751            1,218,780     $15,295,945
====================================================================================================
Class Y
Shares sold                              87,438     $ 1,148,460               76,408     $ 1,028,640
Reinvestment of distributions            10,695         139,563                5,650          73,284
Less shares repurchased                 (85,865)     (1,138,999)            (116,745)     (1,552,026)
----------------------------------------------------------------------------------------------------
   Net increase (decrease)               12,268     $   149,024              (34,687)    $  (450,102)
====================================================================================================


                                                      Aggressive Allocation Fund
                                     --------------------------------------------------------------
                                     '08 Shares     '08 Amount            '07 Shares    '07 Amount
Class A
Shares sold                           2,256,034     $30,115,692            2,897,818     $39,680,448
Reinvestment of distributions           437,593       5,964,389              113,085       1,533,432
Less shares repurchased              (2,041,754)    (26,733,582)          (1,820,781)    (25,206,002)
----------------------------------------------------------------------------------------------------
   Net increase                         651,873     $ 9,346,499            1,190,122     $16,007,878
====================================================================================================
Class B
Shares sold                             371,057     $ 4,699,127              614,633     $ 8,000,633
Reinvestment of distributions           121,796       1,589,433               23,644         307,367
Less shares repurchased                (586,736)     (7,366,091)            (417,719)     (5,489,710)
----------------------------------------------------------------------------------------------------
   Net increase (decrease)              (93,883)    $(1,077,531)             220,558     $ 2,818,290
====================================================================================================
Class C
Shares sold                             709,025     $ 9,135,614              724,822     $ 9,693,390
Reinvestment of distributions            75,540         997,888               12,263         161,506
Less shares repurchased                (495,830)     (6,226,149)            (313,094)     (4,183,498)
----------------------------------------------------------------------------------------------------
   Net increase                         288,735     $ 3,907,353              423,991     $ 5,671,398
====================================================================================================
Class Y
Shares sold                             125,798     $ 1,733,216              131,135     $ 1,772,246
Reinvestment of distributions            11,627         159,756                7,031          95,480
Less shares repurchased                (101,522)     (1,340,080)            (287,047)     (3,978,026)
----------------------------------------------------------------------------------------------------
   Net increase (decrease)               35,903     $   552,892             (148,881)    $(2,110,300)
====================================================================================================

The accompanying notes are an integral part of these financial statements.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    49

Financial Highlights

                                                                Conservative Allocation Fund

                                                    Year         Year         Year        5/12/05(a)
                                                    Ended        Ended        Ended       To
                                                    7/31/08      7/31/07      7/31/06     7/31/05
 Class A
 Net asset value, beginning of period               $ 11.28      $  10.56     $  10.29    $ 10.00
------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income(b)                          $  0.33      $   0.32     $   0.25    $  0.05
  Net realized and unrealized gain (loss) on
    investments                                       (0.63)         0.61         0.09       0.24
------------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment
      operations                                    $ (0.30)     $   0.93     $   0.34    $  0.29
 Distributions to shareowners:
  Net investment income                               (0.35)        (0.19)       (0.06)        --
  Net realized gain                                   (0.15)        (0.02)       (0.01)        --
------------------------------------------------------------------------------------------------------
 Total distributions to shareowners                 $ (0.50)     $  (0.21)    $  (0.07)   $    --
------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value         $ (0.80)     $   0.72     $   0.27    $  0.29
------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $ 10.48      $  11.28     $  10.56    $ 10.29
======================================================================================================
 Total return*                                        (2.88)%        8.89%        3.33%      2.90%**
 Ratio of net expenses to average net assets+++        0.78%         0.78%        0.78%      0.78%***
 Ratio of net investment income to average net
  assets+++                                            2.96%         2.90%        2.38%      2.26%***
 Portfolio turnover rate                                 29%           15%          15%         9%**
 Net assets, end of period (in thousands)           $26,782      $ 23,324     $  8,837    $   877
 Ratios with no waivers of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                         0.89%         0.98%        2.12%     40.41%***
  Net investment income (loss)                         2.86%         2.70%        1.04%    (37.37)%***
 Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                         0.78%         0.78%        0.78%      0.78%***
  Net investment income                                2.97%         2.90%        2.38%      2.26%***
======================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.

50    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

                                                             Conservative Allocation Fund

                                                    Year       Year       Year       5/12/05(a)
                                                    Ended      Ended      Ended      To
                                                    7/31/08    7/31/07    7/31/06    7/31/05
 Class B
 Net asset value, beginning of period               $ 11.10    $ 10.44    $ 10.28    $ 10.00
-------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income(b)                          $  0.22    $  0.21    $  0.15    $  0.03
  Net realized and unrealized gain (loss) on
    investments                                       (0.61)      0.63       0.08       0.25
-------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment
      operations                                    $ (0.39)   $  0.84    $  0.23    $  0.28
 Distributions to shareowners:
  Net investment income                               (0.25)     (0.16)     (0.06)        --
  Net realized gain                                   (0.15)     (0.02)     (0.01)        --
-------------------------------------------------------------------------------------------------
 Total distributions to shareowners                 $ (0.40)   $ (0.18)   $ (0.07)   $    --
-------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value         $ (0.79)   $  0.66    $  0.16    $  0.28
-------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $ 10.31    $ 11.10    $ 10.44    $ 10.28
=================================================================================================
 Total return*                                        (3.72)%     8.09%      2.26%      2.80%**
 Ratio of net expenses to average net assets+++        1.69%      1.69%      1.68%      1.68%***
 Ratio of net investment income to average net
  assets+++                                            2.05%      1.91%      1.49%      1.23%***
 Portfolio turnover rate                                 29%        15%        15%         9%**
 Net assets, end of period (in thousands)           $ 6,370    $ 4,729    $ 2,830    $   221
 Ratios with no waivers of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                         1.73%      1.91%      3.08%     38.96%***
  Net investment income (loss)                         2.01%      1.69%      0.09%    (36.05)%***
 Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                         1.68%      1.68%      1.68%      1.68%***
  Net investment income                                2.05%      1.92%      1.49%      1.23%***
=================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    51

                                                               Conservative Allocation Fund

                                                    Year         Year       Year        5/12/05(a)
                                                    Ended        Ended      Ended       To
                                                    7/31/08      7/31/07    7/31/06     7/31/05
 Class C
  Net asset value, beginning of period              $ 11.09      $ 10.44    $ 10.26     $ 10.00
----------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income(b)                          $  0.23      $  0.21    $  0.15     $  0.03
  Net realized and unrealized gain (loss) on
    investments                                       (0.61)        0.62       0.10        0.23
----------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment
      operations                                    $ (0.38)     $  0.83    $  0.25     $  0.26
 Distributions to shareowners:
  Net investment income                               (0.26)       (0.16)     (0.06)         --
  Net realized gain                                   (0.15)       (0.02)     (0.01)         --
----------------------------------------------------------------------------------------------------
 Total distributions to shareowners                 $ (0.41)     $ (0.18)   $ (0.07)    $    --
----------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value         $ (0.79)     $  0.65    $  0.18     $  0.26
----------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $ 10.30      $ 11.09    $ 10.44     $ 10.26
====================================================================================================
 Total return*                                        (3.63)%       8.00%      2.46%       2.60%**
 Ratio of net expenses to average net assets+++        1.63%        1.68%      1.68%       1.68%***
 Ratio of net investment income to average net
  assets+++                                            2.10%        1.92%      1.48%       1.17%***
 Portfolio turnover rate                                 29%          15%        15%          9%**
 Net assets, end of period (in thousands)           $11,132      $ 9,814    $ 5,201     $   679
 Ratios with no waivers of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                         1.63%        1.76%      2.80%      45.38%***
  Net investment income (loss)                         2.10%        1.84%      0.36%     (42.53)%***
 Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                         1.63%        1.68%      1.68%       1.68%***
  Net investment income                                2.11%        1.92%      1.48%       1.17%***
====================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.

52    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

                                                                 Conservative Allocation Fund

                                                             Year         Year       10/5/05(a)
                                                             Ended        Ended      To
                                                             7/31/08      7/31/07    7/31/06
 Class Y
 Net asset value, beginning of period                        $ 11.30      $ 10.57    $ 10.32
------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income(b)                                   $  0.28      $  0.29    $  0.16
  Net realized and unrealized gain (loss) on investments       (0.65)        0.65       0.16
------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment operations       $ (0.37)     $  0.94    $  0.32
 Distributions to shareowners:
  Net investment income                                        (0.28)       (0.19)     (0.06)
  Net realized gain                                            (0.15)       (0.02)     (0.01)
------------------------------------------------------------------------------------------------
 Total distributions to shareowners                          $ (0.43)     $ (0.21)   $ (0.07)
------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value                  $ (0.80)     $  0.73    $  0.25
------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $ 10.50      $ 11.30    $ 10.57
================================================================================================
 Total return*                                                 (3.42)%       8.91%      3.13%**
 Ratio of net expenses to average net assets+++                 1.25%        0.90%      1.23%***
 Ratio of net investment income to average net assets+++        2.50%        2.64%      1.96%***
 Portfolio turnover rate                                          29%          15%        15%**
 Net assets, end of period (in thousands)                    $    10      $    11    $    10
 Ratios with no waivers of management fees and assumption
  of expenses by PIM and no reduction for fees paid
  indirectly:
  Net expenses                                                  1.25%        0.90%      2.19%***
  Net investment income                                         2.50%        2.64%      0.98%***
 Ratios with waivers of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                  1.23%        0.88%      1.23%***
  Net investment income                                         2.52%        2.66%      1.96%***
================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    53

                                                                   Moderate Allocation Fund

                                                    Year          Year        Year        8/9/04(a)
                                                    Ended         Ended       Ended       To
                                                    7/31/08       7/31/07     7/31/06     7/31/05
 Class A
 Net asset value, beginning of period               $  12.50      $  11.39    $  11.15    $  10.00
------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income(b)                          $   0.24      $   0.21    $   0.16    $   0.15
  Net realized and unrealized gain (loss) on
    investments                                        (1.10)         1.21        0.38        1.27
------------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment
      operations                                    $  (0.86)     $   1.42    $   0.54    $   1.42
 Distributions to shareowners:
  Net investment income                                (0.31)        (0.28)      (0.06)      (0.04)
  Net realized gain                                    (0.44)        (0.03)      (0.24)      (0.23)
------------------------------------------------------------------------------------------------------
 Total distributions to shareowners                 $  (0.75)     $  (0.31)   $  (0.30)   $  (0.27)
------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value         $  (1.61)     $   1.11    $   0.24    $   1.15
------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $  10.89      $  12.50    $  11.39    $  11.15
======================================================================================================
 Total return*                                         (7.47)%       12.58%       4.98%      14.37%**
 Ratio of net expenses to average net assets+++         0.65%         0.65%       0.63%       0.77%***
 Ratio of net investment income to average net
  assets+++                                             2.03%         1.75%       1.40%       1.37%***
 Portfolio turnover rate                                  21%           19%         52%         19%**
 Net assets, end of period (in thousands)           $147,004      $165,090    $148,495    $ 32,893
 Ratios with no waivers of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                          0.65%         0.65%       0.63%       1.26%***
  Net investment income                                 2.03%         1.75%       1.40%       0.88%***
 Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                          0.65%         0.65%       0.63%       0.77%***
  Net investment income                                 2.03%         1.75%       1.40%       1.37%***
======================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.

54    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

                                                                 Moderate Allocation Fund

                                                    Year         Year        Year        8/9/04(a)
                                                    Ended        Ended       Ended       To
                                                    7/31/08      7/31/07     7/31/06     7/31/05
 Class B
 Net asset value, beginning of period               $ 11.97      $  10.92    $  10.77    $ 10.00
-----------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income(b)                          $  0.13      $   0.11    $   0.06    $  0.02
  Net realized and unrealized gain (loss) on
    investments                                       (1.06)         1.16        0.36       0.98
-----------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment
      operations                                    $ (0.93)     $   1.27    $   0.42    $  1.00
 Distributions to shareowners:
  Net investment income                               (0.21)        (0.19)      (0.03)        --
  Net realized gain                                   (0.44)        (0.03)      (0.24)     (0.23)
-----------------------------------------------------------------------------------------------------
 Total distributions to shareowners                 $ (0.65)     $  (0.22)   $  (0.27)   $ (0.23)
-----------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value         $ (1.58)     $   1.05    $   0.15    $  0.77
-----------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $ 10.39      $  11.97    $  10.92    $ 10.77
=====================================================================================================
 Total return*                                        (8.32)%       11.70%       4.00%     10.11%**
 Ratio of net expenses to average net assets+++        1.52%         1.50%       1.51%      1.67%***
 Ratio of net investment income to average net
  assets+++                                            1.16%         0.91%       0.51%      0.16%***
 Portfolio turnover rate                                 21%           19%         52%        19%**
 Net assets, end of period (in thousands)           $50,515      $ 60,796    $ 55,053    $ 9,781
 Ratios with no waivers of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                         1.52%         1.50%       1.51%      2.08%***
  Net investment income (loss)                         1.16%         0.91%       0.51%     (0.25)%***
 Ratios with waivers of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                         1.51%         1.49%       1.51%      1.67%***
  Net investment income                                1.17%         0.92%       0.51%      0.16%***
=====================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    55

                                                                Moderate Allocation Fund

                                                    Year         Year        Year        8/9/04(a)
                                                    Ended        Ended       Ended       To
                                                    7/31/08      7/31/07     7/31/06     7/31/05
 Class C
 Net asset value, beginning of period               $ 11.88      $  10.85    $  10.68    $  10.00
-----------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income(b)                          $  0.14      $   0.12    $   0.07    $   0.05
  Net realized and unrealized gain (loss) on
    investments                                       (1.05)         1.15        0.35        0.87
-----------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment
      operations                                    $ (0.91)     $   1.27    $   0.42    $   0.92
 Distributions to shareowners:
  Net investment income                               (0.23)        (0.21)      (0.01)      (0.01)
  Net realized gain                                   (0.44)        (0.03)      (0.24)      (0.23)
-----------------------------------------------------------------------------------------------------
 Total distributions to shareowners                 $ (0.67)     $  (0.24)   $  (0.25)   $  (0.24)
-----------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value         $ (1.58)     $   1.03    $   0.17    $   0.68
-----------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $ 10.30      $  11.88    $  10.85    $  10.68
=====================================================================================================
 Total return*                                        (8.19)%       11.83%       4.06%       9.32%**
 Ratio of net expenses to average net assets+++        1.39%         1.39%       1.42%       1.67%***
 Ratio of net investment income to average net
  assets+++                                            1.28%         1.03%       0.60%       0.44%***
 Portfolio turnover rate                                 21%           19%         52%         19%**
 Net assets, end of period (in thousands)           $45,594      $ 47,405    $ 32,416    $ 15,223
 Ratios with no waivers of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                         1.39%         1.39%       1.42%       2.03%***
  Net investment income                                1.28%         1.03%       0.60%       0.08%***
 Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                         1.39%         1.38%       1.42%       1.67%***
  Net investment income                                1.28%         1.04%       0.60%       0.44%***
=====================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.

56    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

                                                                     Moderate Allocation Fund

                                                             Year         Year        9/23/05(a)
                                                             Ended        Ended       To
                                                             7/31/08      7/31/07     7/31/06
 Class Y
 Net asset value, beginning of period                        $ 12.55      $  11.43    $  11.18
--------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income(b)                                   $  0.29      $   0.26    $   0.17
  Net realized and unrealized gain (loss) on investments       (1.11)         1.21        0.40
--------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment operations       $ (0.82)     $   1.47    $   0.57
 Distributions to shareowners:
  Net investment income                                        (0.35)        (0.32)      (0.08)
  Net realized gain                                            (0.44)        (0.03)      (0.24)
--------------------------------------------------------------------------------------------------
 Total distributions to shareowners                          $ (0.79)     $  (0.35)   $  (0.32)
--------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value                  $ (1.61)     $   1.12    $   0.25
--------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $ 10.94      $  12.55    $  11.43
==================================================================================================
 Total return*                                                 (7.10)%       12.98%       5.19%**
 Ratio of net expenses to average net assets+++                 0.27%         0.29%       0.28%***
 Ratio of net investment income to average net assets+++        2.40%         2.09%       1.79%***
 Portfolio turnover rate                                          21%           19%         52%**
 Net assets, end of period (in thousands)                    $17,905      $ 24,046    $ 27,792
 Ratios with no waivers of management fees and assumption
  of expenses by PIM and no reduction for fees paid
  indirectly:
  Net expenses                                                  0.27%         0.29%       0.28%***
  Net investment income                                         2.40%         2.09%       1.79%***
 Ratios with waivers of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                  0.27%         0.29%       0.28%***
  Net investment income                                         2.40%         2.09%       1.79%***
==================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    57

                                                                   Growth Allocation Fund

                                                    Year          Year        Year        8/9/04(a)
                                                    Ended         Ended       Ended       To
                                                    7/31/08       7/31/07     7/31/06     7/31/05
 Class A
 Net asset value, beginning of period               $  13.47      $  12.04    $  11.50    $  10.00
------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income(b)                          $   0.16      $   0.15    $   0.09    $   0.08
  Net realized and unrealized gain (loss) on
    investments                                        (1.41)         1.61        0.63        1.70
------------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment
      operations                                    $  (1.25)     $   1.76    $   0.72    $   1.78
 Distributions to shareowners:
  Net investment income                                (0.25)        (0.23)      (0.05)      (0.03)
  Net realized gain                                    (0.47)        (0.10)      (0.13)      (0.25)
------------------------------------------------------------------------------------------------------
 Total distributions to shareowners                 $  (0.72)     $  (0.33)   $  (0.18)   $  (0.28)
------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value         $  (1.97)     $   1.43    $   0.54    $   1.50
------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $  11.50      $  13.47    $  12.04    $  11.50
======================================================================================================
 Total return*                                         (9.88)%       14.73%       6.29%      17.96%**
 Ratio of net expenses to average net assets+++         0.78%         0.72%       0.74%       0.81%***
 Ratio of net investment income to average net
  assets+++                                             1.24%         1.09%       0.74%       0.69%***
 Portfolio turnover rate                                  20%           11%         27%          2%**
 Net assets, end of period (in thousands)           $139,670      $157,453    $116,161    $ 31,212
 Ratios with no waivers of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                          0.78%         0.72%       0.74%       1.42%***
  Net investment income                                 1.24%         1.09%       0.74%       0.08%***
 Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                          0.77%         0.71%       0.74%       0.81%***
  Net investment income                                 1.25%         1.10%       0.74%       0.69%***
======================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.

58    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

                                                                    Growth Allocation Fund

                                                    Year          Year        Year         8/9/04(a)
                                                    Ended         Ended       Ended        To
                                                    7/31/08       7/31/07     7/31/06      7/31/05
 Class B
 Net asset value, beginning of period               $  12.17      $  10.93    $ 10.50      $  10.00
--------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income (loss)(b)                   $   0.05      $   0.03    $ (0.01)     $   0.01
  Net realized and unrealized gain (loss) on
    investments                                        (1.28)         1.45       0.59          0.74
--------------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment
      operations                                    $  (1.23)     $   1.48    $  0.58      $   0.75
 Distributions to shareowners:
  Net investment income                                (0.14)        (0.14)     (0.02)           --
  Net realized gain                                    (0.47)        (0.10)     (0.13)        (0.25)
--------------------------------------------------------------------------------------------------------
 Total distributions to shareowners                 $  (0.61)     $  (0.24)   $ (0.15)     $  (0.25)
--------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value         $  (1.84)     $   1.24    $  0.43      $   0.50
--------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $  10.33      $  12.17    $ 10.93      $  10.50
========================================================================================================
 Total return*                                        (10.66)%       13.67%      5.53%         7.59%**
 Ratio of net expenses to average net assets+++         1.58%         1.58%      1.57%         1.71%***
 Ratio of net investment income (loss) to average
  net assets+++                                         0.44%         0.23%     (0.08)%        0.05%***
 Portfolio turnover rate                                  20%           11%        27%            2%**
 Net assets, end of period (in thousands)           $ 61,704      $ 76,095    $61,373      $ 10,219
 Ratios with no waivers of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                          1.64%         1.60%      1.62%         2.27%***
  Net investment income (loss)                          0.38%         0.21%     (0.13)%       (0.51)%***
 Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                          1.57%         1.57%      1.57%         1.71%***
  Net investment income (loss)                          0.45%         0.24%     (0.08)%        0.05%***
========================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    59

                                                                     Growth Allocation Fund

                                                    Year          Year        Year        8/9/04(a)
                                                    Ended         Ended       Ended       To
                                                    7/31/08       7/31/07     7/31/06     7/31/05
 Class C
 Net asset value, beginning of period               $  12.90      $  11.58    $  11.10    $  10.00
-------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income (loss)(b)                   $   0.07      $   0.05    $     --    $  (0.01)
  Net realized and unrealized gain (loss) on
    investments                                        (1.34)         1.53        0.61        1.37
-------------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment
      operations                                    $  (1.27)     $   1.58    $   0.61    $   1.36
 Distributions to shareowners:
  Net investment income                                (0.17)        (0.16)         --       (0.01)
  Net realized gain                                    (0.47)        (0.10)      (0.13)      (0.25)
-------------------------------------------------------------------------------------------------------
 Total distributions to shareowners                 $  (0.64)     $  (0.26)   $  (0.13)   $  (0.26)
-------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value         $  (1.91)     $   1.32    $   0.48    $   1.10
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $  10.99      $  12.90    $  11.58    $  11.10
=======================================================================================================
 Total return*                                        (10.43)%       13.75%       5.51%      13.67%**
 Ratio of net expenses to average net assets+++         1.48%         1.44%       1.46%       1.71%***
 Ratio of net investment income (loss) to average
  net assets+++                                         0.54%         0.37%       0.02%      (0.07)%***
 Portfolio turnover rate                                  20%           11%         27%          2%**
 Net assets, end of period (in thousands)           $ 47,898      $ 52,861    $ 33,315    $ 14,874
 Ratios with no waivers of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                          1.48%         1.44%       1.46%       2.13%***
  Net investment income (loss)                          0.54%         0.37%       0.02%      (0.49)%***
 Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                          1.47%         1.43%       1.46%       1.71%***
  Net investment income (loss)                          0.54%         0.38%       0.02%      (0.07)%***
=======================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.

60    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

                                                                    Growth Allocation Fund

                                                             Year         Year       9/23/05(a)
                                                             Ended        Ended      To
                                                             7/31/08      7/31/07    7/31/06
 Class Y
 Net asset value, beginning of period                        $ 13.55      $ 12.13    $ 11.54
------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income(b)                                   $  0.22      $  0.19    $  0.13
  Net realized and unrealized gain (loss) on investments       (1.36)        1.60       0.65
------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment operations       $ (1.14)     $  1.79    $  0.78
 Distributions to shareowners:
  Net investment income                                        (0.30)       (0.27)     (0.06)
  Net realized gain                                            (0.47)       (0.10)     (0.13)
------------------------------------------------------------------------------------------------
 Total distributions to shareowners                          $ (0.77)     $ (0.37)   $ (0.19)
------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value                  $ (1.91)     $  1.42    $  0.59
------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $ 11.64      $ 13.55    $ 12.13
================================================================================================
 Total return*                                                 (9.05)%      14.87%      6.84%**
 Ratio of net expenses to average net assets+++                 0.34%        0.36%      0.32%***
 Ratio of net investment income to average net assets+++        1.67%        1.40%      1.23%***
 Portfolio turnover rate                                          20%          11%        27%**
 Net assets, end of period (in thousands)                    $ 2,683      $ 2,956    $ 3,068
 Ratios with no waivers of management fees and assumption
  of expenses by PIM and no reduction for fees paid
  indirectly:
  Net expenses                                                  0.34%        0.36%      0.32%***
  Net investment income                                         1.67%        1.40%      1.23%***
 Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                  0.34%        0.36%      0.32%***
  Net investment income                                         1.67%        1.40%      1.23%***
================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    61

                                                                  Aggressive Allocation Fund

                                                    Year          Year        Year        8/9/04(a)
                                                    Ended         Ended       Ended       To
                                                    7/31/08       7/31/07     7/31/06     7/31/05
 Class A
 Net asset value, beginning of period               $  14.20      $  12.39    $  11.82    $  10.00
-------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income(b)                          $   0.07      $   0.06    $   0.01    $     --
  Net realized and unrealized gain (loss) on
    investments                                        (1.69)         1.97        0.85        2.14
-------------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment
      operations                                    $  (1.62)     $   2.03    $   0.86    $   2.14
 Distributions to shareowners:
  Net investment income                                (0.23)        (0.16)      (0.02)         --
  Net realized gain                                    (0.50)        (0.06)      (0.27)      (0.27)
  Return of capital                                       --            --          --       (0.05)
-------------------------------------------------------------------------------------------------------
 Total distributions to shareowners                 $  (0.73)     $  (0.22)   $  (0.29)   $  (0.32)
-------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value         $  (2.35)     $   1.81    $   0.57    $   1.82
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $  11.85      $  14.20    $  12.39    $  11.82
=======================================================================================================
 Total return*                                        (12.03)%       16.41%       7.30%      21.57%**
 Ratio of net expenses to average net assets+++         0.84%         0.82%       0.82%       0.86%***
 Ratio of net investment income (loss) to average
  net assets+++                                         0.54%         0.44%       0.10%      (0.04)%***
 Portfolio turnover rate                                  13%           18%         51%          3%**
 Net assets, end of period (in thousands)           $102,941      $114,054    $ 84,775    $ 20,689
 Ratios with no waivers of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                          0.84%         0.82%       0.82%       2.14%***
  Net investment income (loss)                          0.54%         0.44%       0.10%      (1.31)%***
 Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                          0.83%         0.81%       0.82%       0.86%***
  Net investment income (loss)                          0.55%         0.45%       0.10%      (0.04)%***
=======================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.

62    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

                                                                  Aggressive Allocation Fund

                                                    Year          Year         Year         8/9/04(a)
                                                    Ended         Ended        Ended        To
                                                    7/31/08       7/31/07      7/31/06      7/31/05
 Class B
 Net asset value, beginning of period               $  13.55      $ 11.84      $ 11.39      $ 10.00
--------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment loss(b)                            $  (0.03)     $ (0.05)     $ (0.08)     $ (0.03)
  Net realized and unrealized gain (loss) on
    investments                                        (1.61)        1.88         0.80         1.72
--------------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment
      operations                                    $  (1.64)     $  1.83      $  0.72      $  1.69
 Distributions to shareowners:
  Net investment income                                (0.12)       (0.06)          --           --
  Net realized gain                                    (0.50)       (0.06)       (0.27)       (0.27)
  Return of capital                                       --           --           --        (0.03)
--------------------------------------------------------------------------------------------------------
 Total distributions to shareowners                 $  (0.62)     $ (0.12)     $ (0.27)     $ (0.30)
--------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value         $  (2.26)     $  1.71      $  0.45      $  1.39
--------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $  11.29      $ 13.55      $ 11.84      $ 11.39
========================================================================================================
 Total return*                                        (12.72)%      15.49%        6.36%       17.02%**
 Ratio of net expenses to average net assets+++         1.65%        1.66%        1.64%        1.76%***
 Ratio of net investment income (loss) to average
  net assets+++                                        (0.28)%      (0.39)%      (0.70)%      (0.26)%***
 Portfolio turnover rate                                  13%          18%          51%           3%**
 Net assets, end of period (in thousands)           $ 30,405      $37,749      $30,382      $ 5,845
 Ratios with no waivers of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                          1.71%        1.69%        1.69%        2.81%***
  Net investment loss                                  (0.34)%      (0.42)%      (0.75)%      (1.31)%***
 Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                          1.64%        1.64%        1.64%        1.76%***
  Net investment loss                                  (0.27)%      (0.38)%      (0.70)%      (0.26)%***
========================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    63

                                                                  Aggressive Allocation Fund

                                                    Year          Year         Year         8/9/04(a)
                                                    Ended         Ended        Ended        To
                                                    7/31/08       7/31/07      7/31/06      7/31/05
 Class C
 Net asset value, beginning of period               $  13.73      $ 12.00      $ 11.54      $ 10.00
--------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment loss(b)                            $  (0.02)     $ (0.03)     $ (0.08)     $ (0.04)
  Net realized and unrealized gain (loss) on
    investments                                        (1.62)        1.90         0.81         1.88
--------------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment
      operations                                    $  (1.64)     $  1.87      $  0.73      $  1.84
 Distributions to shareowners:
  Net investment income                                (0.16)       (0.08)          --           --
  Net realized gain                                    (0.50)       (0.06)       (0.27)       (0.27)
  Return of capital                                       --           --           --        (0.03)
--------------------------------------------------------------------------------------------------------
 Total distributions to shareowners                 $  (0.66)     $ (0.14)     $ (0.27)     $ (0.30)
--------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value         $  (2.30)     $  1.73      $  0.46      $  1.54
--------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $  11.43      $ 13.73      $ 12.00      $ 11.54
========================================================================================================
 Total return*                                        (12.61)%      15.63%        6.37%       18.52%**
 Ratio of net expenses to average net assets+++         1.53%        1.52%        1.56%        1.76%***
 Ratio of net investment loss to average net
  assets+++                                            (0.16)%      (0.26)%      (0.64)%      (0.39)%***
 Portfolio turnover rate                                  13%          18%          51%           3%**
 Net assets, end of period (in thousands)           $ 22,930      $23,584      $15,524      $ 7,144
 Ratios with no waivers of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                          1.53%        1.52%        1.56%        2.74%***
  Net investment loss                                  (0.16)%      (0.26)%      (0.64)%      (1.37)%***
 Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                          1.52%        1.52%        1.56%        1.76%***
  Net investment loss                                  (0.15)%      (0.26)%      (0.64)%      (0.39)%***
========================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.

64    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

                                                                  Aggressive Allocation Fund

                                                             Year         Year       9/23/05(a)
                                                             Ended        Ended      To
                                                             7/31/08      7/31/07    7/31/06
 Class Y
 Net asset value, beginning of period                        $ 14.26      $ 12.41    $ 11.87
------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income(b)                                   $  0.15      $  0.14    $  0.06
  Net realized and unrealized gain (loss) on investments       (1.60)        1.97       0.78
------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment operations       $ (1.45)     $  2.11    $  0.84
 Distributions to shareowners:
  Net investment income                                        (0.29)       (0.20)     (0.03)
  Net realized gain                                            (0.50)       (0.06)     (0.27)
------------------------------------------------------------------------------------------------
 Total distributions to shareowners                          $ (0.79)     $ (0.26)   $ (0.30)
------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value                  $ (2.24)     $  1.85    $  0.54
------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $ 12.02      $ 14.26    $ 12.41
================================================================================================
 Total return*                                                (10.83)%      17.10%      7.13%**
 Ratio of net expenses to average net assets+++                 0.35%        0.39%      0.37%***
 Ratio of net investment income to average net assets+++        1.06%        1.01%      0.63%***
 Portfolio turnover rate                                          13%          18%        51%**
 Net assets, end of period (in thousands)                    $ 3,105      $ 3,171    $ 4,607
 Ratios with no waivers of management fees and assumption
  of expenses by PIM and no reduction for fees paid
  indirectly:
  Net expenses                                                  0.35%        0.39%      0.37%***
  Net investment income                                         1.06%        1.01%      0.63%***
 Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                  0.35%        0.39%      0.37%***
  Net investment income                                         1.06%        1.01%      0.63%***
================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    65

Notes to Financial Statements | 7/31/08

1.   Organization and Significant Accounting Policies

Pioneer Ibbotson Asset Allocation Series (the Trust) is organized as a Delaware statutory trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust consists of four separate funds, each issuing four classes of shares (collectively, the Funds, individually, the Fund) as follows:

Pioneer Ibbotson Conservative Allocation Fund (Conservative Fund)
Pioneer Ibbotson Moderate Allocation Fund (Moderate Fund)
Pioneer Ibbotson Growth Allocation Fund (Growth Fund)
Pioneer Ibbotson Aggressive Allocation Fund (Aggressive Fund)

The investment objective of the Conservative Fund is to seek long-term capital growth and current income. The Moderate Fund seeks long-term capital growth and current income. The Growth Fund seeks long-term capital growth and current income. The Aggressive Fund seeks long-term capital growth.

Each Fund is a "fund of funds," which means that it seeks to achieve its investment objective by investing exclusively in other Pioneer Investment funds ("underlying funds") managed by Pioneer Investment Management, Inc. (PIM) rather than by direct investment in securities. In the future, the Funds also may invest in regulated investment companies that are not managed by PIM. The Funds indirectly pay a portion of the expenses incurred by the underlying funds. Consequently, an investment in the Funds entails more direct and indirect expenses than direct investment in the underlying funds.

Some of the underlying funds can invest in either high yield securities or small/emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more- established companies in more developed markets, respectively. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Funds' investment risks.

The Board of Trustees has authorized the issuance of four classes of shares, designated as Class A, Class B, Class C and Class Y. Additional classes of shares have been authorized but are not referenced in the Fund's prospectus. The Conservative Allocation Fund Class A, Class B and Class C shares were first offered for sale to the public on May 12, 2005. Class Y shares were first offered for sale to the public on October 5, 2005. The Moderate Allocation, Growth Allocation, and Aggressive Allocation Funds Class A, Class B and Class C shares were first offered for sale to the public on August 9, 2004. Class Y shares of

66    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

Moderate Allocation, Growth Allocation, and Aggressive Allocation were first publicly offered on September 23, 2005. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation proceeds, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by the Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The financial statements have been prepared in accordance with U.S. generally accepted accounting principles that require the management of the Funds to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of the trade date. The net asset value is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, holdings of mutual fund shares are valued at the net asset value of each fund held. Dividend income and realized capital gain distributions from investment company shares held are recorded on the ex-dividend date. Temporary cash investments are valued at amortized cost which approximates market value.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and Federal income tax purposes.

B.   Federal Income Taxes

     It is the Funds' policy to comply with the requirements of the Internal Revenue Service Code applicable to regulated investment companies and to distribute all taxable income and net realized capital gains, if any, to shareholders. Therefore, no Federal income tax provisions are required. All tax returns filed thus far are subject to examination by tax authorities.

     The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    67

     At July 31, 2008, the Funds made reclassifications as listed below. These reclassifications have no impact on the net asset values of the respective Funds and are designed to present the Funds' capital accounts on a tax basis.

                                Undistributed Net    Accumulated
                                Investment           Realized
Fund                            Income (Loss)        Gain (Loss)
Conservative Allocation Fund    $  144,615           $  (144,615)
Moderate Allocation Fund         1,710,948            (1,710,948)
Growth Allocation Fund           1,967,082            (1,967,082)
Aggressive Allocation Fund       1,787,519            (1,787,519)

     The tax character of distributions paid during the year ended July 31, 2008 was as follows:

                                Ordinary             Long-Term
Fund                            Income               Capital Gains    Total
Conservative Fund               $1,194,758           $   506,817      $1,701,575
Moderate Fund                    7,307,685            10,257,984      17,565,669
Growth Fund                      5,037,989            10,151,115      15,189,104
Aggressive Fund                  2,304,144             6,963,430       9,267,574

     The tax character of distributions paid during the year ended July 31, 2007 was as follows:

                                Ordinary             Long-Term
Fund                            Income               Capital Gains    Total
Conservative Fund               $  514,160           $   54,191       $  568,351
Moderate Fund                    6,048,120              702,806        6,750,926
Growth Fund                      3,901,473            2,022,290        5,923,763
Aggressive Fund                  1,544,770              684,841        2,229,611

     The following table shows the components of distributable earnings on a Federal income tax basis at July 31, 2008:

                                Undistributed        Undistributed    Net Unrealized
                                Ordinary             Long-Term        Appreciation
Fund                            Income               Capital Gains    (Depreciation)
Conservative Fund               $  594,916           $   899,672      $ (2,775,854)
Moderate Fund                    2,097,791            13,460,140       (17,606,106)
Growth Fund                        530,130            16,501,758       (22,246,837)
Aggressive Fund                         --            12,460,163       (15,342,173)

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

68    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

C.   Fund Shares

     The Funds record sales and repurchases of Fund shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Funds and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned the following in underwriting commissions during the year ended July 31, 2008:

Fund                                                                    Amount
Conservative Fund                                                       $ 13,484
Moderate Fund                                                           $ 94,900
Growth Fund                                                             $130,073
Aggressive Fund                                                         $ 94,748

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of each Fund, respectively, (see Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by each of the Funds with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution expense rates.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Funds, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of the purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Funds' custodian, or subcustodians. The Fund's investment adviser, PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    69

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, is the Funds' investment adviser, and manages the Funds' portfolios. Management fees are calculated daily at the following annual rates for each Fund:

On assets up to $2.5 billion               0.13% on investments in underlying funds managed by Pioneer (and cash); and 0.17% on other investments
On the next $1.5 billion                   0.11% on investments in underlying funds managed by Pioneer (and cash); and 0.14% on other investments
On the next $1.5 billion                   0.10% on investments in underlying funds managed by Pioneer (and cash); and 0.12% on other investments
On the next $1.5 billion                   0.08% on investments in underlying funds managed by Pioneer (and cash); and 0.10% on other investments
Over $7 billion                            0.08% on investments in underlying funds managed by Pioneer (and cash); and 0.09% on other investments

For each Fund, management fees will be calculated daily at a 0.17% annual rate on any third party managed assets.

PIM has entered into a sub-advisory agreement with Ibbotson Associates, LLC. PIM, not the Funds, pays a portion of the fee it receives from each Fund to Ibbotson Associates as compensation for its services to the Funds.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Funds. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities are the following amounts payable to PIM at July 31, 2008:

Fund                                                                    Amount
Conservative Fund                                                       $  5,908
Moderate Fund                                                           $ 36,029
Growth Fund                                                             $ 34,780
Aggressive Fund                                                         $ 21,940

PIM contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses, other than underlying fund fees and expenses, as follows. These expense limitations are in effect through December 1, 2009 for Class A shares and through December 1, 2008 for Class B and Class C shares:

Fund                                     Class A         Class B         Class C
Conservative Fund                        0.78%           1.68%           1.68%
Moderate Fund                            0.74%           1.52%           1.52%
Growth Fund                              0.79%           1.57%           1.57%
Aggressive Fund                          0.85%           1.64%           1.64%

70    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

3.   Transfer Agent

PIMSS provides substantially all transfer agent and shareowner services to the Funds at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities are the following amounts of transfer agent fees payable to PIMSS at July 31, 2008:

Fund                                                                    Amount
Conservative Fund                                                       $  3,378
Moderate Fund                                                           $ 31,288
Growth Fund                                                             $ 43,906
Aggressive Fund                                                         $ 34,423

4.   Distribution Plan

The Funds have adopted a Plan of Distribution with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Plan, each Fund pays PFD 0.25% of the Fund's average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with respect to Class A shares. Pursuant to the Plan, each Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Prior to February 1, 2008, PFD was reimbursed under the Plan for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities are the following amounts relating to distribution and service fees payable to PFD at July 31, 2008.

Fund                                                                   Amount
Conservative Fund                                                      $  21,655
Moderate Fund                                                          $ 124,364
Growth Fund                                                            $ 135,398
Aggressive Fund                                                        $  73,814

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase will be subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. For the year ended July 31, 2008, the following CDSC's were paid to PFD:

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    71

Fund                                                                    Amount
Conservative Fund                                                       $ 24,295
Moderate Fund                                                           $198,075
Growth Fund                                                             $258,163
Aggressive Fund                                                         $140,134

5.   New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Trust's financial statement disclosures.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

72    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and the Shareowners of
Pioneer Ibbotson Asset Allocation Series:
--------------------------------------------------------------------------------
We have audited the accompanying statements of assets and liabilities of Pioneer Ibbotson Asset Allocation Series (the "Funds", comprising, respectively, the Pioneer Ibbotson Conservative Allocation Fund, the Pioneer Ibbotson Moderate Allocation Fund, the Pioneer Ibbotson Growth Allocation Fund and the Pioneer Ibbotson Aggressive Allocation Fund), including the schedule of investments, as of July 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008 by correspondence with the custodian and transfer agent of the underlying funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the Pioneer Ibbotson Asset Allocation Series at July 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst + Young LLP

Boston, Massachusetts
September 19, 2008

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    73

ADDITIONAL INFORMATION (unaudited)

For the fiscal year ended July 31, 2008, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Funds designated up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information was computed and reported in conjunction with your 2007 Form 1099-DIV.

The qualifying percentage of ordinary income dividends for the purposes of the corporate dividends received deduction was:

     Moderate Fund            22.80%
     Growth Fund              36.61%
     Aggressive Fund          63.14%
     Conservative Fund        11.13%

74    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

Results of Shareholder Meeting (unaudited)
Pioneer Ibbotson Conservative Allocation Fund

At a special meeting held on May 13, 2008, shareholders of the Fund were asked to consider the proposals described below. A report of the total votes cast by the Fund's shareholders (or, with respect to certain proposals, by shareholders of Pioneer Ibbotson Asset Allocation Series (the "Trust"), as noted below) follows:

                                                                                      Broker
                                    For               Withhold         Abstain        Non-Votes
Proposal 1 -- To elect Trustees*
 John F. Cogan, Jr.                 48,724,502.772    807,620.749      167,021.732    0
 Daniel K. Kingsbury                48,832,292.382    699,831.139      167,021.732    0
 David R. Bock                      48,846,524.332    685,599.190      167,021.732    0
 Mary K. Bush                       48,753,456.823    778,666.698      167,021.732    0
 Benjamin M. Friedman               48,830,008.593    702,114.928      167,021.732    0
 Margaret B.W. Graham               48,878,014.128    654,109.394      167,021.732    0
 Thomas J. Perna                    48,844,326.238    687,386.238      167,432.778    0
 Marguerite A. Piret                48,883,176.818    648,946.703      167,021.732    0
 John Winthrop                      48,856,176.027    675,947.495      167,021.732    0

                                                                                      Broker
                                    For               Against          Abstain        Non-Votes
Proposal 2 -- To approve an
amendment to the
Declaration of Trust*               36,248,152.552    1,204,484.356    969,676.344    11,276,832.000

                                                                                      Broker
                                    For               Against          Abstain        Non-Votes
Proposal 3A -- To approve
changes to the Fund's
fundamental investment
policy relating to borrowing
money                               1,942,879.497     62,432.240       26,352.000     545,969.000
Proposal 3B -- To approve
changes to the Fund's
fundamental investment
policy relating to
underwriting                        1,937,041.497     56,670.240       37,952.000     545,969.000
Proposal 3C -- To approve
changes to the Fund's
fundamental investment
policy relating to lending          1,949,868.497     55,443.240       26,352.000     545,969.000
Proposal 3D -- To approve
changes to the Fund's
fundamental investment
policy relating to issuing
senior securities                   1,946,077.497     47,635.240       37,951.000     545,969.000

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    75

                                                                                      Broker
                                    For               Against          Abstain        Non-Votes
Proposal 3E -- To approve
changes to the Fund's
fundamental investment
policy relating to real estate      1,936,766.497     56,945.240       37,952.000     545,969.000
Proposal 3F -- To approve
changes to the Fund's
fundamental investment
policy relating to
commodities                         1,936,766.497     56,945.240       37,952.000     545,969.000
Proposal 3G -- To approve
changes to the Fund's
fundamental investment
policy relating to
concentration                       1,937,041.497     56,670.240       37,952.000     545,969.000
Proposal 3H -- To approve
changes to the Fund's
fundamental investment
policy relating to
diversification                     1,938,543.497     55,168.240       37,952.000     545,969.000
Proposal 3I -- To approve
the conversion of the Fund's
investment objective from
fundamental to non-
fundamental                         1,931,292.497     62,419.240       37,952.000     545,969.000

                                                                                      Broker
                                    For               Against          Abstain        Non-Votes
Proposal 4 -- To approve an
Amended and Restated
Management Agreement
with PIM                            1,947,750.497     45,962.240       37,951.000     545,969.000

* Proposals 1 and 2 were voted on and approved by all series of the Trust. Results reported above reflect the combined votes of all series of the Trust.

76    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

Results of Shareholder Meeting (unaudited)
Pioneer Ibbotson Moderate Allocation Fund

At a special meeting held on May 13, 2008, shareholders of the Fund were asked to consider the proposals described below. A report of the total votes cast by the Fund's shareholders (or, with respect to certain proposals, by shareholders of Pioneer Ibbotson Asset Allocation Series (the "Trust"), as noted below) follows:

                                                                                      Broker
                                    For               Withhold         Abstain        Non-Votes
Proposal 1 -- To elect Trustees*
 John F. Cogan, Jr.                 48,724,502.772    807,620.749      167,021.732    0
 Daniel K. Kingsbury                48,832,292.382    699,831.139      167,021.732    0
 David R. Bock                      48,846,524.332    685,599.190      167,021.732    0
 Mary K. Bush                       48,753,456.823    778,666.698      167,021.732    0
 Benjamin M. Friedman               48,830,008.593    702,114.928      167,021.732    0
 Margaret B.W. Graham               48,878,014.128    654,109.394      167,021.732    0
 Thomas J. Perna                    48,844,326.238    687,386.238      167,432.778    0
 Marguerite A. Piret                48,883,176.818    648,946.703      167,021.732    0
 John Winthrop                      48,856,176.027    675,947.495      167,021.732    0

                                                                                      Broker
                                    For               Against          Abstain        Non-Votes
Proposal 2 -- To approve an
amendment to the
Declaration of Trust*               36,248,152.552    1,204,484.356    969,676.344    11,276,832.000

                                                                                      Broker
                                    For               Against          Abstain        Non-Votes
Proposal 3A -- To approve
changes to the Fund's
fundamental investment
policy relating to borrowing
money                               13,289,990.071    578,535.979      516,722.687    3,626,475.000
Proposal 3B -- To approve
changes to the Fund's
fundamental investment
policy relating to
underwriting                        13,488,144.180    382,004.619      515,099.938    3,626,475.000
Proposal 3C -- To approve
changes to the Fund's
fundamental investment
policy relating to lending          13,356,554.719    512,710.080      515,983.938    3,626,475.000
Proposal 3D -- To approve
changes to the Fund's
fundamental investment
policy relating to issuing
senior securities                   13,363,279.719    498,189.080      523,779.938    3,626,475.000
Proposal 3E -- To approve
changes to the Fund's
fundamental investment
policy relating to real estate      13,472,383.915    376,182.831      536,681.991    3,626,475.000

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    77

                                                                                      Broker
                                    For               Against          Abstain        Non-Votes
Proposal 3F -- To approve
changes to the Fund's
fundamental investment
policy relating to
commodities                         13,353,960.272      513,494.528    517,793.938    3,626,475.000
Proposal 3G -- To approve
changes to the Fund's
fundamental investment
policy relating to
concentration                       13,458,057.132      365,487.740    561,703.865    3,626,475.000
Proposal 3H -- To approve
changes to the Fund's
fundamental investment
policy relating to
diversification                     13,488,483.177      390,108.873    506,656.687    3,626,475.000
Proposal 3I -- To approve
the conversion of the Fund's
investment objective from
fundamental to non-
fundamental                         12,510,070.947    1,340,939.799    534,237.991    3,626,475.000

                                                                                      Broker
                                    For               Against          Abstain        Non-Votes
Proposal 4 -- To approve an
Amended and Restated
Management Agreement
with PIM                            13,678,806.035      236,347.135    470,095.567    3,626,475.000

* Proposals 1 and 2 were voted on and approved by all series of the Trust. Results reported above reflect the combined votes of all series of the Trust.

78    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

Results of Shareholder Meeting (unaudited)
Pioneer Ibbotson Growth Allocation Fund

At a special meeting held on May 13, 2008, shareholders of the Fund were asked to consider the proposals described below. A report of the total votes cast by the Fund's shareholders (or, with respect to certain proposals, by shareholders of Pioneer Ibbotson Asset Allocation Series (the "Trust"), as noted below) follows:

                                                                                      Broker
                                    For               Withhold         Abstain        Non-Votes
Proposal 1 -- To elect Trustees*
 John F. Cogan, Jr.                 48,724,502.772    807,620.749      167,021.732    0
 Daniel K. Kingsbury                48,832,292.382    699,831.139      167,021.732    0
 David R. Bock                      48,846,524.332    685,599.190      167,021.732    0
 Mary K. Bush                       48,753,456.823    778,666.698      167,021.732    0
 Benjamin M. Friedman               48,830,008.593    702,114.928      167,021.732    0
 Margaret B.W. Graham               48,878,014.128    654,109.394      167,021.732    0
 Thomas J. Perna                    48,844,326.238    687,386.238      167,432.778    0
 Marguerite A. Piret                48,883,176.818    648,946.703      167,021.732    0
 John Winthrop                      48,856,176.027    675,947.495      167,021.732    0

                                                                                      Broker
                                    For               Against          Abstain        Non-Votes
Proposal 2 -- To approve an
amendment to the
Declaration of Trust*               36,248,152.552    1,204,484.356    969,676.344    11,276,832.000

                                                                                      Broker
                                    For               Against          Abstain        Non-Votes
Proposal 3A -- To approve
changes to the Fund's
fundamental investment
policy relating to borrowing
money                               13,120,585.470    337,029.125      268,328.913    4,705,631.000
Proposal 3B -- To approve
changes to the Fund's
fundamental investment
policy relating to
underwriting                        13,144,788.028    312,462.566      268,692.913    4,705,631.000
Proposal 3C -- To approve
changes to the Fund's
fundamental investment
policy relating to lending          13,117,761.429    339,255.166      268,926.913    4,705,631.000
Proposal 3D -- To approve
changes to the Fund's
fundamental investment
policy relating to issuing
senior securities                   13,126,190.649    332,285.126      267,467.732    4,705,631.000
Proposal 3E -- To approve
changes to the Fund's
fundamental investment
policy relating to real estate      13,159,838.865    303,364.729      262,739.913    4,705,631.000

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    79

                                                                                      Broker
                                    For               Against          Abstain        Non-Votes
Proposal 3F -- To approve
changes to the Fund's
fundamental investment
policy relating to
commodities                         13,156,185.376    303,780.218      265,977.913    4,705,631.000
Proposal 3G -- To approve
changes to the Fund's
fundamental investment
policy relating to
concentration                       12,536,379.121    900,666.056      288,898.331    4,705,631.000
Proposal 3H -- To approve
changes to the Fund's
fundamental investment
policy relating to
diversification                     12,590,263.681    862,667.913      273,011.913    4,705,631.000
Proposal 3I -- To approve
the conversion of the Fund's
investment objective from
fundamental to non-
fundamental                         12,481,296.773    962,230.821      282,415.913    4,705,631.000

                                                                                      Broker
                                    For               Against          Abstain        Non-Votes
Proposal 4 -- To approve an
Amended and Restated
Management Agreement
with PIM                            13,173,263.620    283,329.311      269,350.576    4,705,631.000

* Proposals 1 and 2 were voted on and approved by all series of the Trust. Results reported above reflect the combined votes of all series of the Trust.

80    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

Results of Shareholder Meeting (unaudited)
Pioneer Ibbotson Aggressive Allocation Fund

At a special meeting held on May 13, 2008, shareholders of the Fund were asked to consider the proposals described below. A report of the total votes cast by the Fund's shareholders (or, with respect to certain proposals, by shareholders of Pioneer Ibbotson Asset Allocation Series (the "Trust"), as noted below) follows:

                                                                                      Broker
                                    For               Withhold         Abstain        Non-Votes
Proposal 1 -- To elect Trustees*
 John F. Cogan, Jr.                 48,724,502.772    807,620.749      167,021.732    0
 Daniel K. Kingsbury                48,832,292.382    699,831.139      167,021.732    0
 David R. Bock                      48,846,524.332    685,599.190      167,021.732    0
 Mary K. Bush                       48,753,456.823    778,666.698      167,021.732    0
 Benjamin M. Friedman               48,830,008.593    702,114.928      167,021.732    0
 Margaret B.W. Graham               48,878,014.128    654,109.394      167,021.732    0
 Thomas J. Perna                    48,844,326.238    687,386.238      167,432.778    0
 Marguerite A. Piret                48,883,176.818    648,946.703      167,021.732    0
 John Winthrop                      48,856,176.027    675,947.495      167,021.732    0

                                                                                      Broker
                                    For               Against          Abstain        Non-Votes
Proposal 2 -- To approve
an amendment to the
Declaration of Trust*               36,248,152.552    1,204,484.356    969,676.344    11,276,832.000

                                                                                      Broker
                                    For               Against          Abstain        Non-Votes
Proposal 3A -- To approve
changes to the Fund's
fundamental investment
policy relating to borrowing
money                               7,910,531.739     238,205.869      130,719.664    2,398,757.000
Proposal 3B -- To approve
changes to the Fund's
fundamental investment
policy relating to
underwriting                        7,924,671.871     233,049.782      121,735.618    2,398,757.000
Proposal 3C -- To approve
changes to the Fund's
fundamental investment
policy relating to lending          7,928,724.556     227,932.097      122,800.618    2,398,757.000
Proposal 3D -- To approve
changes to the Fund's
fundamental investment
policy relating to issuing
senior securities                   7,928,698.563     228,657.356      122,101.352    2,398,757.000
Proposal 3E -- To approve
changes to the Fund's
fundamental investment
policy relating to real estate      7,916,350.818     228,983.028      134,123.425    2,398,757.000

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    81

                                                                                      Broker
                                    For               Against          Abstain        Non-Votes
Proposal 3F -- To approve
changes to the Fund's
fundamental investment
policy relating to
commodities                         7,922,047.126     235,303.793      122,106.352    2,398,757.000
Proposal 3G -- To approve
changes to the Fund's
fundamental investment
policy relating to
concentration                       7,927,669.429     219,050.178      132,737.664    2,398,757.000
Proposal 3H -- To approve
changes to the Fund's
fundamental investment
policy relating to
diversification                     7,818,295.843     227,195.631      233,965.796    2,398,757.000
Proposal 3I -- To approve
the conversion of the Fund's
investment objective from
fundamental to non-
fundamental                         7,739,437.153     412,582.766      127,437.352    2,398,757.000

                                                                                      Broker
                                    For               Against          Abstain        Non-Votes
Proposal 4 -- To approve
an Amended and Restated
Management Agreement
with PIM                            7,823,244.782     223,738.164      232,474.325    2,398,757.000

* Proposals 1 and 2 were voted on and approved by all series of the Trust. Results reported above reflect the combined votes of all series of the Trust.

82    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

Approval of Investment Advisory Agreement
Pioneer Ibbotson Conservative Allocation Fund

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund. In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

At a meeting held on January 8, 2008, the Trustees considered whether an amended and restated investment advisory agreement for the Fund should be approved for an initial period ending December 31, 2009. The management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement is the same as the management fee provided in the previously approved investment advisory agreement. Based on their evaluation of the information provided by PIM, including the information provided by PIM in connection with the Trustees' most recent approval of the continuation of the previous investment advisory agreement, the Trustees, including the independent Trustees voting separately, unanimously approved the amended and restated investment advisory agreement. Shareholders of the Fund approved the amended and restated investment advisory agreement at a meeting held on May 13, 2008.

In considering the amended and restated investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the amended and restated investment advisory agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that were provided by PIM to the Fund under the previous investment advisory agreement, and that would continue to be provided by PIM to the Fund under the amended and restated investment advisory agreement, taking into account the investment objective and strategy of the Fund and the information related to

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    83
the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the amended and restated investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provided under the previous investment advisory agreement and that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement, were satisfactory and consistent with the terms of the amended and restated investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees noted that the Fund commenced operations on May 12, 2005. They considered that the Fund's annualized total return was in the third quintile of its Morningstar category for the one year period ended June 30, 2007 and that the Fund's total return for 2006 was in the fourth quintile of its Morningstar category. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered that the management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement would be the same as the management fee to be paid by the Fund under the previously approved investment advisory agreement. The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by

84    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08
the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the fifth quintile relative to its Strategic Insight peer group. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

The Trustees considered that, although the Fund pays a management fee at a fixed rate as a percentage of the Fund's net assets, without any breakpoints, the management fee rate paid by the Fund for the twelve months ended June 30, 2007 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered the contractual expense limitation agreed to by PIM

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    85
with respect to the Fund and the relatively small size of the Fund compared to its peer group Morningstar category. The Trustees concluded that, at current and reasonably foreseeable asset levels, breakpoints in the management fee were not currently necessary.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the amended and restated investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the amended and restated investment advisory agreement for the Fund.

86    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

Approval of Investment Advisory Agreement
Pioneer Ibbotson Moderate Allocation Fund

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund. In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

At a meeting held on January 8, 2008, the Trustees considered whether an amended and restated investment advisory agreement for the Fund should be approved for an initial period ending December 31, 2009. The management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement is the same as the management fee provided in the previously approved investment advisory agreement. Based on their evaluation of the information provided by PIM, including the information provided by PIM in connection with the Trustees' most recent approval of the continuation of the previous investment advisory agreement, the Trustees, including the independent Trustees voting separately, unanimously approved the amended and restated investment advisory agreement. Shareholders of the Fund approved the amended and restated investment advisory agreement at a meeting held on May 13, 2008.

In considering the amended and restated investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the amended and restated investment advisory agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that were provided by PIM to the Fund under the previous investment advisory agreement, and that would continue to be provided by PIM to the Fund under the amended and restated investment advisory agreement, taking into account the investment objective and strategy of the Fund and the information related to

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    87
the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the amended and restated investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provided under the previous investment advisory agreement and that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement, were satisfactory and consistent with the terms of the amended and restated investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees noted that the Fund commenced operations on August 9, 2004. They considered that the Fund's annualized total return was in the fourth quintile of its Morningstar category for the one year period ended June 30, 2007 and that the Fund's total return for 2006 was in the fourth quintile of its Morningstar category, while the Fund's total return for 2005 was in the second quintile of its Morningstar category. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) After discussing the reasons for the Fund's short-term underperformance with PIM, and given the short operating history of the Fund, the Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered that the management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement would be the same as the management fee to be paid by the Fund under the previously

88    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08
approved investment advisory agreement. The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the fourth quintile relative to its Strategic Insight peer group. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

The Trustees considered that, although the Fund pays a management fee at a fixed rate as a percentage of the Fund's net assets, without any breakpoints, the

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    89
management fee rate paid by the Fund for the twelve months ended June 30, 2007 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period, and that, on a hypothetical basis, such fee would remain in the second quintile relative to the peer group at higher asset levels. The Trustees also considered the contractual expense limitation agreed to by PIM with respect to the Fund. The Trustees concluded that, at current and reasonably foreseeable asset levels, breakpoints in the management fee were not currently necessary.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the amended and restated investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the amended and restated investment advisory agreement for the Fund.

90    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

Approval of Investment Advisory Agreement
Pioneer Ibbotson Growth Allocation Fund

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund. In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

At a meeting held on January 8, 2008, the Trustees considered whether an amended and restated investment advisory agreement for the Fund should be approved for an initial period ending December 31, 2009. The management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement is the same as the management fee provided in the previously approved investment advisory agreement. Based on their evaluation of the information provided by PIM, including the information provided by PIM in connection with the Trustees' most recent approval of the continuation of the previous investment advisory agreement, the Trustees, including the independent Trustees voting separately, unanimously approved the amended and restated investment advisory agreement. Shareholders of the Fund approved the amended and restated investment advisory agreement at a meeting held on May 13, 2008.

In considering the amended and restated investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the amended and restated investment advisory agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that were provided by PIM to the Fund under the previous investment advisory agreement, and that would continue to be provided by PIM to the Fund under the amended and restated investment advisory agreement, taking into account the investment objective and strategy of the Fund and the information related to

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    91
the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the amended and restated investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provided under the previous investment advisory agreement and that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement, were satisfactory and consistent with the terms of the amended and restated investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees noted that the Fund commenced operations on August 9, 2004. They considered that the Fund's annualized total return was in the fifth quintile of its Morningstar category for the one year period ended June 30, 2007 and that the Fund's total return for 2006 was in the fourth quintile of its Morningstar category, while the Fund's total return for 2005 was in the second quintile of its Morningstar category. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) After discussing the reasons for the Fund's short-term underperformance with PIM, and given the short operating history of the Fund, the Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered that the management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement would be the same as the management fee to be paid by the Fund under the previously

92    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08
approved investment advisory agreement. The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the fourth quintile relative to its Strategic Insight peer group. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

The Trustees considered that, although the Fund pays a management fee at a fixed rate as a percentage of the Fund's net assets, without any breakpoints, the

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08 93 management fee rate paid by the Fund for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered the contractual expense limitation agreed to by PIM with respect to the Fund. The Trustees concluded that, at current and reasonably foreseeable asset levels, breakpoints in the management fee were not currently necessary.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the amended and restated investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the amended and restated investment advisory agreement for the Fund.

94    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

Approval of Investment Advisory Agreement
Pioneer Ibbotson Aggressive Allocation Fund

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund. In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

At a meeting held on January 8, 2008, the Trustees considered whether an amended and restated investment advisory agreement for the Fund should be approved for an initial period ending December 31, 2009. The management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement is the same as the management fee provided in the previously approved investment advisory agreement. Based on their evaluation of the information provided by PIM, including the information provided by PIM in connection with the Trustees' most recent approval of the continuation of the previous investment advisory agreement, the Trustees, including the independent Trustees voting separately, unanimously approved the amended and restated investment advisory agreement. Shareholders of the Fund approved the amended and restated investment advisory agreement at a meeting held on May 13, 2008.

In considering the amended and restated investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the amended and restated investment advisory agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that were provided by PIM to the Fund under the previous investment advisory agreement, and that would continue to be provided by PIM to the Fund under the amended and restated investment advisory agreement, taking into account the investment objective and strategy of the Fund and the information related to

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    95
the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the amended and restated investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provided under the previous investment advisory agreement and that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement, were satisfactory and consistent with the terms of the amended and restated investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees noted that the Fund commenced operations on August 9, 2004. They considered that the Fund's annualized total return was in the third quintile of its Morningstar category for the one year period ended June 30, 2007 and that the Fund's total return for 2006 was in the third quintile of its Morningstar category, while the Fund's total return for 2005 was in the first quintile of its Morningstar category. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered that the management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement would be the same as the management fee to be paid by the Fund under the previously approved investment advisory agreement. The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense

96    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08
ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the fifth quintile relative to its Strategic Insight peer group. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

The Trustees considered that, although the Fund pays a management fee at a fixed rate as a percentage of the Fund's net assets, without any breakpoints, the management fee rate paid by the Fund for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    97

Trustees also considered the contractual expense limitation agreed to by PIM with respect to the Fund. The Trustees concluded that, at current and reasonably foreseeable asset levels, breakpoints in the management fee were not currently necessary.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the amended and restated investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the amended and restated investment advisory agreement for the Fund.

98    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Board of Trustees provides broad supervision over the Trust's affairs. The officers of the Trust are responsible for the Trust's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Trust within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Trust are referred to as Independent Trustees. Each of the Trustees (except Mr. Bock and Dr. Friedman) serves as a trustee of each of the 77 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Bock serves as Trustee of 76 of the 77 Pioneer Funds and Dr. Friedman serves on 71 of the 77 Pioneer Funds. The address for all Trustees and all officers of the Trust is 60 State Street, Boston, Massachusetts 02109.

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08    99

Interested Trustees

                            Position Held            Term of Office and
Name and Age                With the Trust           Length of Service
John F. Cogan, Jr. (82)*    Chairman of the Board,   Trustee since 2004.
                            Trustee and President    Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------
Daniel K. Kingsbury (49)*   Trustee and Executive    Trustee since May
                            Vice President           2008. Executive Vice
                                                     President since 2007.
                                                     Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------
*    Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.

Interested Trustees
                                                                                                Other Directorships
Name and Age                Principal Occupation During Past Five Years                         Held by this Trustee
John F. Cogan, Jr. (82)*    Deputy Chairman and a Director of Pioneer Global Asset Man-         None
                            agement S.p.A. ("PGAM"); Non-Executive Chairman and a Direc-
                            tor of Pioneer Investment Management USA Inc. ("PIM-USA");
                            Chairman and a Director of Pioneer; Chairman and Director of
                            Pioneer Institutional Asset Management, Inc. (since 2006);
                            Director of Pioneer Alternative Investment Management Limited
                            (Dublin); President and a Director of Pioneer Alternative Invest-
                            ment Management (Bermuda) Limited and affiliated funds;
                            Director of PIOGLOBAL Real Estate Investment Fund (Russia)
                            (until June 2006); Director of Nano-C, Inc. (since 2003); Director of Cole Management Inc. (since 2004); Director of Fiduciary
                            Counseling, Inc.; President and Director of Pioneer Funds Dis-
                            tributor, Inc. ("PFD") (until May 2006); President of all of the
                            Pioneer Funds; and Of Counsel, Wilmer Cutler Pickering Hale and
                            Dorr LLP
------------------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (49)*   Director, CEO and President of Pioneer Investment Management        None
                            USA Inc. (since February 2007); Director and President of
                            Pioneer Investment Management, Inc. and Pioneer Institutional
                            Asset Management, Inc. (since February 2007); Executive Vice
                            President of all of the Pioneer Funds (since March 2007); Direc-
                            tor of Pioneer Global Asset Management S.p.A. (since April
                            2007); Head of New Markets Division, Pioneer Global Asset Man-
                            agement S.p.A. (2000 - 2007)
------------------------------------------------------------------------------------------------------------------------------------
*    Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.

100  Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

Independent Trustees

                     Position Held    Term of Office and
Name and Age         With the Trust   Length of Service
David R. Bock (64)   Trustee          Trustee since 2005.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
--------------------------------------------------------------------------------
Mary K. Bush (60)    Trustee          Trustee since 2004.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
--------------------------------------------------------------------------------

                                                                                          Other Directorships
Name and Age         Principal Occupation During Past Five Years                          Held by this Trustee
David R. Bock (64)   Executive Vice President and Chief Financial Officer, I-trax, Inc.   Director of Enterprise Com-
                     (publicly traded health care services company) (2004 - 2007);        munity Investment, Inc.
                     Partner, Federal City Capital Advisors (boutique merchant bank)      (privately-held affordable
                     (1997 to 2004 and 2008 -- present); and Executive Vice Presi-        housing finance company);
                     dent and Chief Financial Officer, Pedestal Inc. (internet-based      and Director of New York
                     mortgage trading company) (2000 - 2002)                              Mortgage Trust (publicly
                                                                                          traded mortgage REIT)
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (60)    President, Bush International, LLC (international financial advi-    Director of Marriott Inter-
                     sory firm)                                                           national, Inc., Director of
                                                                                          Discover Financial Services
                                                                                          (credit card issuer and elec-
                                                                                          tronic payment services);
                                                                                          Director of Briggs & Stratton
                                                                                          Co. (engine manufacturer);
                                                                                          Director of UAL Corporation
                                                                                          (airline holding company)
                                                                                          Director of Mantech Interna-
                                                                                          tional Corporation (national
                                                                                          security, defense, and
                                                                                          intelligence technology
                                                                                          firm); and Member, Board
                                                                                          of Governors, Investment
                                                                                          Company Institute
------------------------------------------------------------------------------------------------------------------------------------

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08   101

                            Position Held    Term of Office and
Name and Age                With the Trust   Length of Service
Benjamin M. Friedman (63)   Trustee          Trustee since May,
                                             2008. Serves until a
                                             successor trustee is
                                             elected or earlier retire-
                                             ment or removal
--------------------------------------------------------------------------------
Margaret B.W. Graham (61)   Trustee          Trustee since 2004.
                                             Serves until a successor
                                             trustee is elected or
                                             earlier retirement or
                                             removal.
--------------------------------------------------------------------------------
Thomas J. Perna (57)        Trustee          Trustee since 2006.
                                             Serves until a successor
                                             trustee is elected or
                                             earlier retirement
                                             or removal.
--------------------------------------------------------------------------------
Marguerite A. Piret (60)    Trustee          Trustee since 2004.
                                             Serves until a successor
                                             trustee is elected or
                                             earlier retirement or
                                             removal.
--------------------------------------------------------------------------------
John Winthrop (72)          Trustee          Trustee since 2004.
                                             Serves until a successor
                                             trustee is elected or
                                             earlier retirement or
                                             removal.
--------------------------------------------------------------------------------

                                                                                               Other Directorships
Name and Age                Principal Occupation During Past Five Years                        Held by this Trustee
Benjamin M. Friedman (63)   Professor, Harvard University                                      Trustee, Mellon Institutional
                                                                                               Funds Investment Trust
                                                                                               and Mellon Institutional
                                                                                               Funds Master Portfolio
                                                                                               (oversees 17 portfolios in
                                                                                               fund complex)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (61)   Founding Director, Vice-President and Corporate Secretary, The     None
                            Winthrop Group, Inc. (consulting firm); and Desautels Faculty of
                            Management, McGill University
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (57)        Private investor (2004 - present); and Senior Executive Vice       Director of Quadriserv Inc.
                            President, The Bank of New York (financial and securities ser-     (technology products for
                            vices) (1986 - 2004)                                               securities lending industry)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (60)    President and Chief Executive Officer, Newbury, Piret & Company,   Director of New America
                            Inc. (investment banking firm)                                     High Income Fund, Inc.
                                                                                               (closed-end investment
                                                                                               company)
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (72)          President, John Winthrop & Co., Inc. (private investment firm)     None
------------------------------------------------------------------------------------------------------------------------------------

102  Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08

Trust Officers

                             Positions Held        Length of Service
Name and Age                 With the Trust        and Term of Office
Dorothy E. Bourassa (60)     Secretary             Since 2004. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Christopher J. Kelley (43)   Assistant Secretary   Since 2004. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Mark E. Bradley (48)         Treasurer             Since March 2008.
                                                   Serves at the discretion
                                                   of the Board
--------------------------------------------------------------------------------
Luis I. Presutti (43)        Assistant Treasurer   Since 2004. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Gary Sullivan (50)           Assistant Treasurer   Since 2004. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------

Trust Officers
                                                                                                 Other Directorships
Name and Age                 Principal Occupation During Past Five Years                         Held by this Officer
Dorothy E. Bourassa (60)     Secretary of PIM-USA; Senior Vice President - Legal of Pioneer;     None
                             Secretary/Clerk of most of PIM-USA's subsidiaries; and Secretary of all of the Pioneer Funds since September 2003 (Assistant
                             Secretary from November 2000 to September 2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (43)   Associate General Counsel of Pioneer since January 2008 and         None
                             Assistant Secretary of all of the Pioneer Funds since September
                             2003; Vice President and Senior Counsel of Pioneer from July
                             2002 to December 2007
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (48)         Vice President - Fund Accounting, Administration and Controller-    None
                             ship Services of Pioneer; and Treasurer of all of the Pioneer
                             Funds since March 2008; Deputy Treasurer of Pioneer from
                             March 2004 to February 2008; Assistant Treasurer of all of the
                             Pioneer Funds from March 2004 to February 2008; and Treasurer and Senior Vice President, CDC IXIS Asset Management Services
                             from 2002 to 2003
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (43)        Assistant Vice President - Fund Accounting, Administration and      None
                             Controllership Services of Pioneer; and Assistant Treasurer of all
                             of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (50)           Fund Accounting Manager - Fund Accounting, Administration and       None
                             Controllership Services of Pioneer; and Assistant Treasurer of all
                             of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08   103

                              Positions Held        Length of Service
Name and Age                  With the Trust        and Term of Office
Katherine Kim Sullivan (34)   Assistant Treasurer   Since 2004. Serves at
                                                    the discretion of the
                                                    Board
--------------------------------------------------------------------------------
Teri W. Anderholm (48)        Chief Compliance      Since January 2007.
                              Officer               Serves at the discretion
                                                    of the Board
--------------------------------------------------------------------------------

                                                                                                  Other Directorships
 Name and Age                  Principal Occupation During Past Five Years                       Held by this Officer
Katherine Kim Sullivan (34)   Fund Administration Manager - Fund Accounting, Administration      None
                              and Controllership Services since June 2003 and Assistant
                              Treasurer of all of the Pioneer Funds since September 2003;
                              Assistant Vice President - Mutual Fund Operations of State Street
                              Corporation from June 2002 to June 2003 (formerly Deutsche
                              Bank Asset Management)
------------------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)        Chief Compliance Officer of Pioneer since December 2006 and of     None
                              all the Pioneer Funds since January 2007; Vice President and
                              Compliance Officer, MFS Investment Management (August 2005
                              to December 2006); Consultant, Fidelity Investments (February
                              2005 to July 2005); Independent Consultant (July 1997 to
                              February 2005)
------------------------------------------------------------------------------------------------------------------------------------

104  Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/08
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

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,

new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our website: www.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Series, including fees associated with the filings of its Form N-1A, totaled approximately $142,000 in 2008 and approximately $136,700 in 2007.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services in 2008 or 2007.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $33,160 in 2008 and $31,280 in 2007.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Series during the fiscal years ended July 31, 2008 and 2007.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended July 31, 2008 and 2007, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $33,160 in 2007 and $31,280 in 2006.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Ibbotson Asset Allocation Series


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 29, 2008


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date September 29, 2008

* Print the name and title of each signing officer under his or her signature.